UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

February 28, 2019

SIM HIGH YIELD OPPORTUNITIES FUND

SOUND POINT FLOATING RATE INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SiM HIGH YIELD OPPORTUNITIES FUND

Investments in high-yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks.

SOUND POINT FLOATING RATE INCOME FUND

Investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market, and liquidity risks than investment-grade securities. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner and the value of the collateral may not cover the amount owed on the loan.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Advisors February 28, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

The market volatility of December 2018 – a month in which all major U.S. equity indexes declined and the year ended in negative territory – serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2019 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 1.60% for the six months ended February 28, 2019. The Fund underperformed the ICE BofAML High Yield Master II Index (the “Index”) return of 1.98% for the same period.

Total Returns for the Period ended February 28, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 2/14/2011
Institutional Class (1,2,4)	SHOIX	1.76%	3.99%	9.30%	4.78%	6.65%
Y Class (1,2,4)	SHOYX	1.73%	3.92%	9.25%	4.71%	6.55%
Investor Class (1,2,4)	SHYPX	1.60%	3.77%	8.99%	4.45%	6.26%
A without Sales Charge (1,2,4)	SHOAX	1.25%	3.46%	8.84%	4.36%	6.17%
A with Sales Charge (1,2,4)	SHOAX	(3.60)%	(1.46)%	7.09%	3.36%	5.53%
C without Sales Charge (1,2,4)	SHOCX	1.24%	2.93%	8.14%	3.63%	5.44%
C with Sales Charge (1,2,4)	SHOCX	0.24%	1.93%	8.14%	3.63%	5.44%

ICE BofAML High Yield Master II Index (3)		1.98%	4.26%	9.91%	4.54%	6.15%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the Institutional Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown. A portion of the fees charged to the Investor Class of the Fund was waived in 2011 and 2012, partially recovered in 2013 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 and 2012. A portion of the fees charged to the A and C Classes of the Fund was waived from 2011 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than the actual returns shown from 2011 through 2014. A portion of the fees charged to the Y Class of the Fund was waived from 2011 through 2013 and fully recovered in 2015. Performance prior to waving fees was lower than actual returns shown from 2011 through 2013.

3.

The ICE BofAML High Yield Master II Index tracks the performance of U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one-year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 0.87%, 0.88%, 1.14%, 1.07%, and 1.85%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Issue selection within the Fund’s Manufacturing, Consumer, and Foreign Sovereign sectors added value to performance. Conversely, the Fund’s issue selection within the Energy sector detracted from the Fund’s relative returns.

From a sector allocation standpoint, an overweight to the Transportation sector detracted the most from relative performance. Conversely, an overweight to the Consumer sector added value to the Fund’s relative return.

From a credit quality selection perspective, the Fund’s relative performance was aided by issue selection within the Not-rated and the BB-rated credit categories. Conversely, the Fund’s issue selection within the CCC-rated credit category hurt relative returns.

From a credit quality allocation standpoint, the Fund’s underweight to the BB-rated and overweight to the Not-rated credit categories detracted from the Fund’s relative performance. In contrast, an underweight in the CCC-rated credit category added value to the Fund’s returns.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2019 (Unaudited)

The sub-advisor’s investment process of identifying long-term secular themes and seeking out-of-favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
California Resources Corp., 8.000%, Due 12/15/2022		2.3
Hellenic Republic Government Bond, 3.000%, Due 2/24/2023, Series PSI		1.9
JBS USA LUX S.A. / JBS USA Finance, Inc., 5.875%, Due 7/15/2024		1.8
MEG Energy Corp., 7.000%, Due 3/31/2024		1.8
Athabasca Oil Corp., 9.875%, Due 2/24/2022		1.7
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, Due 12/1/2022		1.7
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025		1.7
Post Holdings, Inc., 5.000%, Due 8/15/2026		1.7
Denbury Resources, Inc., 5.500%, Due 5/1/2022		1.6
Gartner, Inc., 5.125%, Due 4/1/2025		1.6

Total Fund Holdings	91

Sector Allocation (% Investments)
Consumer, Non-Cyclical		32.1
Industrial		17.2
Energy		16.1
Consumer, Cyclical		11.1
Communications		6.7
Technology		4.2
Basic Materials		3.6
Financials		2.6
Foreign Sovereign Obligations		2.6
Exchange-Traded Instruments		1.4
Utilities		1.4
Consumer		1.0
Consumer Staples		0.0

Country Allocation (% Fixed Income)
United States		66.3
Canada		15.5
Greece		2.7
Brazil		2.3
United Kingdom		1.6
Argentina		1.5
Chile		1.5
Luxembourg		1.5
Netherlands		1.4
Mexico		1.3
Monaco		1.3
Norway		1.3
Supranational		1.2
Bermuda		0.5
Spain		0.1

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2019 (Unaudited)

The Investor Class of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”) returned 0.86% for the six months ended February 28, 2019. The Fund underperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 1.39% for the same period. For further comparison, the Fund has returned 5.49% annualized since inception, compared to the Index return of 4.39% for the same period.

Total Returns for the Period ended February 28, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 12/3/2012
Institutional Class (1,2,6)	SPFLX	1.14%	3.07%	5.76%	4.93%	5.68%
Y Class (1,2,3,6)	SPFYX	1.08%	3.09%	5.69%	4.84%	5.61%
Investor Class (1,2,3,6)	SPFPX	0.87%	2.69%	5.46%	4.69%	5.49%
A without Sales Charge (1,2,3,6)	SOUAX	0.94%	2.73%	5.37%	4.64%	5.44%
A with Sales Charge (1,2,3,6)	SOUAX	(1.55)%	0.12%	4.47%	4.11%	5.01%
C without Sales Charge (1,2,3,6)	SOUCX	0.57%	2.07%	4.62%	4.16%	5.06%
C with Sales Charge (1,2,3,6)	SOUCX	(0.43)%	1.07%	4.62%	4.16%	5.06%
SP Class (1,2,4,6)	SPFRX	0.94%	2.81%	5.50%	4.67%	5.47%

Credit Suisse Leveraged Loan Index (5)		1.39%	3.78%	6.83%	3.93%	4.39%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the Institutional Class of the Fund has been waived from Fund inception through 2017 and partially recovered in 2018. Performance prior to waiving fees was lower than actual returns shown for Fund inception through 2017. A portion of fees charged to the Investor and Y Classes of the Fund was waived from Class inception through 2016 and fully recovered in 2017. Performance prior to waiving fees was lower than actual returns shown for Class inception through 2016. A portion of fees charged to the A, C and SP Classes of the Fund was waived from Class inception through 2016 and partially recovered in 2017 and 2018. Performance prior to waiving fees was lower than actual returns shown for Class inception through 2016.

3.

Fund performance represents the returns achieved by the Institutional Class from 12/3/12 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes, and the returns of each Class since its inception. Expenses of the Institutional Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had each Class been in existence since 12/3/12.

4.

Fund performance represents the returns achieved by the Institutional Class from 12/3/12 up to 5/31/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the Institutional Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 12/3/12.

5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and SP Class shares were 0.84%, 0.90%, 1.06%, 1.15%, 1.90%, and 1.06%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s exposures to volatile sectors, including Pharmaceuticals, Gaming and Financials, was a source of underperformance as they outperformed during the period. While these sectors posted weak returns in 2018 as markets were selling off, they rebounded strongly in early-2019 with the recovery. The Fund avoids such sectors, and larger ones including Energy, Mining and Retail, as they frequently exhibit unwanted volatility and are at greater risk of credit downgrades.

Reflecting negative sentiment in risk markets, the Fund’s assets declined from $2.3 billion to $1.8 billion during the period as investors sought the safety of U.S. Treasuries. The Fund’s decline was consistent with

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2019 (Unaudited)

withdrawals from the bank loan sector overall, and it required a larger cash position than usual to fund the redemptions. The drag on returns from the additional cash contributed to its underperformance.

Notably, the Fund did outperform in late-2018 as markets sold off demonstrating the Fund’s conservative positioning. It lagged, however, in early-2019 as markets recovered. Investors were hesitant to return to high-yield credits in early-2019, so they favored large, on-the-run issues with the most trading volume. The Fund intentionally avoids these types of securities as they typically are expensive, volatile and widely held by the exchange-traded funds. Over time, these types of pricing discrepancies tend to normalize as valuations are rationalized.

The sub-advisor continues to focus on uncovering opportunities in bank loans with lower volatility and lower credit risk and that provide a high level of current income consistent with strong, risk-adjusted returns.

Top Ten Holdings (% Net Assets)
VVC Holding Corp., 7.197%, Due 2/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)		1.1
William Morris Endeavor Entertainment LLC, 5.250%, Due 5/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)		1.0
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.750%, Due 12/1/2026		1.0
United Natural Foods, Inc., 6.743%, Due 10/22/2025, Term Loan B, (3-mo. LIBOR + 4.250%)		1.0
Global Eagle Entertainment, Inc., 10.349%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)		0.9
ABG Intermediate Holdings LLC, 5.993%, Due 9/26/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)		0.8
Bright Bidco B.V., 5.993%, Due 6/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)		0.8
Dynatrace LLC, 5.743%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)		0.8
ION Trading Technologies S.a.r.l., 6.634%, Due 11/21/2024, USD Incremental Term Loan B, (2-mo. LIBOR + 4.000%)		0.8
Univision Communications, Inc., 6.750%, Due 9/15/2022		0.8

Total Fund Holdings	329

Sector Weightings (% Investments)
Service		19.1
Consumer		15.6
Technology		13.0
Manufacturing		12.4
Financials		8.9
Health Care		7.0
Basic Materials		5.6
Telecommunications		4.2
Communications		2.9
Energy		2.8
Transportation		2.7
Consumer, Non-Cyclical		2.3
Media		1.5
Defense		0.8
Utilities		0.6
Consumer, Cyclical		0.6
Information Technology		0.0

American Beacon FundsSM

Expense Examples

February 28, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

February 28, 2019 (Unaudited)

American Beacon SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2018	Ending Account Value 2/28/2019	Expenses Paid During Period 9/1/2018-2/28/2019*
Institutional Class
Actual	$1,000.00	$1,017.60	$4.20
Hypothetical**	$1,000.00	$1,020.63	$4.21
Y Class
Actual	$1,000.00	$1,017.30	$4.50
Hypothetical**	$1,000.00	$1,020.33	$4.51
Investor Class
Actual	$1,000.00	$1,016.00	$5.75
Hypothetical**	$1,000.00	$1,019.09	$5.76
A Class
Actual	$1,000.00	$1,012.50	$5.99
Hypothetical**	$1,000.00	$1,018.84	$6.01
C Class
Actual	$1,000.00	$1,012.40	$9.48
Hypothetical**	$1,000.00	$1,015.37	$9.49

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.90%, 1.15%, 1.20%, and 1.90% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Sound Point Floating Rate Income Fund

	Beginning Account Value 9/1/2018	Ending Account Value 2/28/2019	Expenses Paid During Period 9/1/2018-2/28/2019*
Institutional Class
Actual	$1,000.00	$1,011.20	$4.19
Hypothetical**	$1,000.00	$1,020.63	$4.21
Y Class
Actual	$1,000.00	$1,010.70	$4.39
Hypothetical**	$1,000.00	$1,020.43	$4.41
Investor Class
Actual	$1,000.00	$1,008.60	$5.88
Hypothetical**	$1,000.00	$1,018.94	$5.91
A Class
Actual	$1,000.00	$1,009.20	$5.53
Hypothetical**	$1,000.00	$1,019.29	$5.56
C Class
Actual	$1,000.00	$1,005.50	$9.35
Hypothetical**	$1,000.00	$1,015.47	$9.39
SP Class
Actual	$1,000.00	$1,008.30	$5.73
Hypothetical**	$1,000.00	$1,019.09	$5.76

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.88%, 1.18%, 1.11%, 1.88% and 1.15% for the Institutional, Y, Investor, A, C, and SP Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.95%

Consumer Staples - 0.04%

Food & Staples Retailing - 0.04%
Nueva Pescanova, S.L.A B	301,134	$513,787

Energy - 0.32%

Oil, Gas & Consumable Fuels - 0.32%
KNOT Offshore Partners LP	207,261	3,751,424

Financials - 0.31%

Mortgage Real Estate Investment Trusts (REITs) - 0.31%
Annaly Capital Management, Inc.	359,000	3,636,670

Materials - 0.28%

Chemicals - 0.28%
CVR Partners LPB	816,191	3,272,926

Total Common Stocks (Cost $12,275,195)		11,174,807

	Principal Amount*

BANK LOAN OBLIGATIONSC - 0.98% (Cost $11,415,270)

Consumer - 0.98%
Gol LuxCo S.A., 6.500%, Due 8/31/2020, 1st Lien Term LoanD	$11,450,000	11,507,250

CORPORATE OBLIGATIONS - 53.78%

Basic Materials - 1.52%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023E	16,915,000	17,843,634

Communications - 5.11%
Iridium Communications, Inc., 10.250%, Due 4/15/2023E	14,775,000	16,141,687
Salem Media Group, Inc., 6.750%, Due 6/1/2024E	16,185,000	14,890,200
Univision Communications, Inc., 5.125%, Due 2/15/2025E	13,150,000	11,506,250
VeriSign, Inc., 4.750%, Due 7/15/2027	17,680,000	17,459,000

		59,997,137

Consumer, Cyclical - 4.70%
Buena Vista Gaming Authority, 13.000%, Due 4/1/2023E	9,490,000	9,181,575
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025E	20,020,000	18,993,975
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023E	8,605,000	8,755,587
Station Casinos LLC, 5.000%, Due 10/1/2025E	18,755,000	18,215,794

		55,146,931

Consumer, Non-Cyclical - 22.94%
Acadia Healthcare Co., Inc.,
5.125%, Due 7/1/2022	5,500,000	5,417,500
5.625%, Due 2/15/2023	12,143,000	12,051,928
AMN Healthcare, Inc., 5.125%, Due 10/1/2024E	17,772,000	17,549,850
Avanos Medical, Inc., 6.250%, Due 10/15/2022	12,325,000	12,586,906
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025E	18,948,000	18,995,370
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026E	16,428,000	17,085,120
Dole Food Co., Inc., 7.250%, Due 6/15/2025E	16,362,000	14,562,180
Gartner, Inc., 5.125%, Due 4/1/2025E	19,210,000	19,354,075
HCA, Inc.,
4.750%, Due 5/1/2023	13,374,000	13,860,784
4.500%, Due 2/15/2027	10,441,000	10,531,381
MEDNAX, Inc., 5.250%, Due 12/1/2023E	17,450,000	17,646,313
Post Holdings, Inc., 5.000%, Due 8/15/2026E	20,821,000	20,014,186

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 53.78% (continued)

Consumer, Non-Cyclical - 22.94% (continued)
Select Medical Corp., 6.375%, Due 6/1/2021	$13,635,000	$13,686,131
Service Corp. International, 4.625%, Due 12/15/2027	18,190,000	17,962,625
Simmons Foods, Inc., 5.750%, Due 11/1/2024E	21,045,000	17,362,125
Tenet Healthcare Corp., 4.500%, Due 4/1/2021	16,200,000	16,402,500
TreeHouse Foods, Inc., 6.000%, Due 2/15/2024E	15,459,000	15,922,770
Universal Health Services, Inc., 5.000%, Due 6/1/2026E	8,180,000	8,282,250

		269,273,994

Energy - 7.50%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026E	14,944,000	14,906,640
California Resources Corp., 8.000%, Due 12/15/2022E	33,720,000	26,933,850
Denbury Resources, Inc., 5.500%, Due 5/1/2022	26,046,000	19,143,810
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022	22,922,000	14,097,030
Whiting Petroleum Corp., 6.625%, Due 1/15/2026	13,195,000	12,931,100

		88,012,430

Financial - 0.94%
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, Due 10/15/2027	11,120,000	11,036,600

Industrial - 6.97%
AECOM, 5.875%, Due 10/15/2024	13,009,000	13,572,290
BWX Technologies, Inc., 5.375%, Due 7/15/2026E	17,270,000	17,615,400
JPW Industries Holding Corp., 9.000%, Due 10/1/2024E	11,535,000	11,448,487
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025E	19,065,000	19,756,106
LSB Industries, Inc., 9.625%, Due 5/1/2023E	10,970,000	11,463,650
Multi-Color Corp., 4.875%, Due 11/1/2025E	7,825,000	7,932,594

		81,788,527

Technology - 4.10%
DynCorp International, Inc., 11.875%, Due 11/30/2020, Cash (10.375%) or PIK (in-kind rate 1.500%)	9,196,789	9,426,709
Entegris, Inc., 4.625%, Due 2/10/2026E	9,640,000	9,471,300
Leidos, Inc.,
7.125%, Due 7/1/2032	10,336,000	10,853,523
5.500%, Due 7/1/2033	6,996,000	5,880,830
Qorvo, Inc., 5.500%, Due 7/15/2026E	12,262,000	12,476,585

		48,108,947

Total Corporate Obligations (Cost $648,990,616)		631,208,200

CONVERTIBLE OBLIGATIONS - 2.21%

Communications - 1.43%
Gogo, Inc., 6.000%, Due 5/15/2022E	17,526,000	16,760,307

Consumer, Cyclical - 0.32%
Titan Machinery, Inc., 3.750%, Due 5/1/2019	3,830,000	3,777,276

Industrial - 0.46%
DHT Holdings, Inc., 4.500%, Due 8/15/2021E	5,570,000	5,395,720

Total Convertible Obligations (Cost $26,809,078)		25,933,303

FOREIGN CORPORATE OBLIGATIONS - 36.07%

Basic Materials - 1.67%
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, Due 12/1/2022E	18,820,000	19,619,850

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 36.07% (continued)

Consumer, Cyclical - 5.85%
Codere Finance 2 Luxembourg S.A., 7.625%, Due 11/1/2021E		$6,095,000	$5,739,052
Gol Finance, Inc., 7.000%, Due 1/31/2025E		11,935,000	11,442,681
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023F	GBP	12,800,000	17,483,233
Servicios Corporativos Javer S.A.B. de C.V., 9.875%, Due 4/6/2021E		7,673,000	7,471,967
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.000%, Due 7/15/2026E		13,130,000	13,425,425
Viking Cruises Ltd., 5.875%, Due 9/15/2027E		13,600,000	13,107,000

			68,669,358

Consumer, Non-Cyclical - 8.51%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025E		15,885,000	15,448,162
IHS Markit Ltd., 5.000%, Due 11/1/2022E		14,819,000	15,284,317
JBS USA LUX S.A. / JBS USA Finance, Inc., 5.875%, Due 7/15/2024E		20,840,000	21,423,520
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026E		14,625,000	14,167,969
Nova Austral S.A., 8.250%, Due 5/26/2021E F		17,400,000	16,530,000
Nueva Pescanova, S.L.,
3.000%, Due 5/23/2024, Tranche AA	EUR	430,439	372,098
1.000%, Due 5/23/2029, PIK (in-kind rate 1.000%) Tranche BA G	EUR	630,378	272,469
1.000%, Due 5/23/2034, PIK (in-kind rate 1.000%) Tranche CA G	EUR	5,141,700	701,811
Ritchie Bros Auctioneers, Inc., 5.375%, Due 1/15/2025E		15,345,000	15,613,537

			99,813,883

Energy - 7.92%
Athabasca Oil Corp., 9.875%, Due 2/24/2022E		20,222,000	19,564,785
Baytex Energy Corp.,
5.125%, Due 6/1/2021E		6,649,000	6,549,265
5.625%, Due 6/1/2024E		18,160,000	16,298,600
CES Energy Solutions Corp., 6.375%, Due 10/21/2024E	CAD	20,167,000	14,520,485
MEG Energy Corp., 7.000%, Due 3/31/2024E		23,115,000	21,150,225
OKEA AS., 9.322%, Due 6/28/2023, (3-mo. LIBOR + 6.50)F H		14,600,000	14,892,000

			92,975,360

Financial - 1.32%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022E		15,695,000	15,459,575

Industrial - 9.41%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023E		16,094,000	16,621,883
Borealis Finance LLC, 7.500%, Due 11/16/2022E		12,860,000	12,415,044
Diana Shipping, Inc., 9.500%, Due 9/27/2023		8,550,000	8,208,000
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022		16,005,179	15,845,127
MPC Container Ships Invest B.V., 7.574%, Due 9/22/2022, (3-mo. LIBOR + 4.75)F H		16,000,000	16,040,000
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021E		19,625,000	14,228,125
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022E		20,345,000	12,919,075
Scorpio Tankers, Inc., 3.000%, Due 5/15/2022		16,886,000	14,160,904

			110,438,158

Utilities - 1.39%
Stoneway Capital Corp., 10.000%, Due 3/1/2027E		16,453,760	16,350,925

Total Foreign Corporate Obligations (Cost $433,474,870)			423,327,109

FOREIGN SOVEREIGN OBLIGATIONS - 2.50%
Hellenic Republic Government Bond, 3.000%, Due 2/24/2023, Series PSIF G I	EUR	18,685,000	21,940,316
Mexican Bonos, 6.500%, Due 6/10/2021, Series M	MXN	147,500,000	7,404,911

Total Foreign Sovereign Obligations (Cost $26,930,133)			29,345,227

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED INSTRUMENTS - 1.37% (Cost $15,889,835)

Exchange-Traded Funds - 1.37%
SPDR Bloomberg Barclays High Yield Bond ETF	450,000	$16,060,500

SHORT-TERM INVESTMENTS - 0.87% (Cost $10,195,294)

Investment Companies - 0.87%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.33%J K	10,195,294	10,195,294

TOTAL INVESTMENTS - 98.73% (Cost $1,185,980,291)		1,158,751,690
OTHER ASSETS, NET OF LIABILITIES - 1.27%		14,883,537

TOTAL NET ASSETS - 100.00%		$1,173,635,227

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,860,165 or 0.16% of net assets.

B Non-income producing security.

C Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

D Fixed Rate.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $771,815,047 or 65.76% of net assets. The Fund has no right to demand registration of these securities.

F Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 28, 2019.

I Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at February 28, 2019. The maturity date disclosed represents the final maturity date.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

ETF - Exchange-Traded Fund.

LIBOR - London Interbank Offer Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

SPDR - Standard & Poor’s depositary receipt.

Short Futures Contracts Open on February 28, 2019:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	215	March 2019	$(17,068,663)	$(17,842,313)	$(773,650)
Canadian Dollar Currency Futures	196	March 2019	(14,744,916)	(14,921,480)	(176,564)
Euro Currency Futures	167	March 2019	(23,872,339)	(23,783,931)	88,408

			$(55,685,918)	$(56,547,724)	$(861,806)

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2019, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,661,020	$-	$513,787	$11,174,807
Bank Loan Obligations	-	11,507,250	-	11,507,250
Corporate Obligations	-	631,208,200	-	631,208,200
Convertible Obligations	-	25,933,303	-	25,933,303
Foreign Corporate Obligations	-	421,980,731	1,346,378	423,327,109
Foreign Sovereign Obligations	-	29,345,227	-	29,345,227
Exchange-Traded Instruments	16,060,500	-	-	16,060,500
Short-Term Investments	10,195,294	-	-	10,195,294

Total Investments in Securities - Assets	$36,916,814	$1,119,974,711	$1,860,165	$1,158,751,690

Financial Derivative Instruments - Assets
Futures Contracts	$88,408	$-	$-	$88,408

Total Financial Derivative Instruments - Assets	$88,408	$-	$-	$88,408

Financial Derivative Instruments - Liabilities
Futures Contracts	$(950,214)	$-	$-	$(950,214)

Total Financial Derivative Instruments - Liabilities	$(950,214)	$-	$-	$(950,214)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/28/2019	Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$454,404	$-	$-	$-	$-	$59,383	$-	$-	$513,787	$352,462
Foreign Corporate Obligations	1,593,515	5,976	-	41,806	-	(294,919)	-	-	1,346,378	(340,444)

	$2,047,919	$5,976	$-	$41,806	$-	$(235,536)	$-	$-	$1,860,165	$12,018

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The common stock and foreign corporate obligations were received from a bankruptcy restructuring. They were fair valued based on single broker quotes, therefore, classified as Level 3 securities due to the use of significant unobservable inputs. The use of single broker quotes for valuation was a change from the prior period. The valuation methods were changed to better reflect fair values for these securities. The valuation method for the common stock was changed from private quotes to quotes from a single broker. The valuation method for the foreign corporate obligations was changed from enterprise value derived from discounted cash flow analysis to single broker quotes.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.01%

Consumer Discretionary - 0.01%

Diversified Consumer Services - 0.01%
Tweddle Group, Inc.A	2,722	$183,735

Financials - 0.00%

Diversified Financial Services - 0.00%
RCS 2L EscrowA B	667	-

Information Technology - 0.00%

Internet Software & Services - 0.00%
Answers Corp.	23	27
Answers Holdings, Inc.	4,206	4,908

		4,935

Total Information Technology		4,935

Total Common Stocks (Cost $208,607)		188,670

WARRANTS - 0.00% (Cost $0)

Materials - 0.00%
Euramax Holdings, Inc.A B	20	-

	Principal Amount

BANK LOAN OBLIGATIONSC - 87.99%

Basic Materials - 5.13%
4L Technologies, Inc., 6.993%, Due 5/8/2020, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	$10,302,493	10,135,077
Archroma Finance S.a.r.l., 6.738%, Due 8/11/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.000%)	1,978,950	1,960,803
Atkore International, Inc., 5.560%, Due 12/22/2023, 2016 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	4,848,370	4,803,910
Concrete Pumping Holdings, Inc., 8.811%, Due 12/8/2025, Term Loan, (3-mo. LIBOR + 6.000%)	880,000	849,200
Cyanco Intermediate Corp., 5.993%, Due 3/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	8,568,253	8,475,458
Distribution International, Inc., 7.810%, Due 12/15/2021, New Term Loan, (3-mo. LIBOR + 5.000%)	1,090,639	981,575
DuBois Chemicals, Inc., 5.743%, Due 3/15/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.250%)	2,986,471	2,934,208
Forterra Finance LLC, 5.493%, Due 10/25/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.000%)	4,907,348	4,555,049
Messer Industries LLC, Due 10/1/2025, 2018 USD Term LoanD	9,028,000	8,960,290
New Arclin U.S. Holding Corp.,
5.993%, Due 2/14/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	5,819,923	5,754,449
11.243%, Due 2/14/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,720,000	2,692,800
OCI Beaumont LLC, 6.803%, Due 2/14/2025, 2018 Term Loan, (3-mo. LIBOR + 4.000%)	5,481,047	5,467,344
Phoenix Services International LLC, 6.267%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	7,940,000	7,865,602
Polymer Additives, Inc., 8.493%, Due 7/31/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 6.000%)	7,336,000	6,602,400
Starfruit Finco B.V, 5.764%, Due 10/1/2025, 2018 USD Term Loan B, (3-mo. LIBOR + 3.250%)	5,357,000	5,320,198
Tensar Corp., 7.553%, Due 7/9/2021, Term Loan, (3-mo. LIBOR + 4.750%)	705,082	654,549
Vantage Specialty Chemicals, Inc.,
6.129%, Due 10/28/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	6,204,864	6,122,153
10.884%, Due 10/27/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	5,146,000	5,010,918
Vectra Co., 9.743%, Due 3/8/2026, 2nd Lien Term Loan, (1-mo. LIBOR + 7.250%)	2,397,000	2,301,120
Zep, Inc., 6.803%, Due 8/12/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	4,170,862	3,614,761

		95,061,864

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Consumer - 14.63%
ABG Intermediate Holdings LLC, 5.993%, Due 9/26/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)	$15,078,202	$14,842,831
Alphabet Holding Co., Inc., 5.993%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	2,115,889	2,016,442
American Bath Group LLC, 12.553%, Due 9/27/2024, 2016 2nd Lien Term Loan, (3-mo. LIBOR + 9.750%)	537,000	534,315
AP NMT Acquisition BV, 8.547%, Due 8/13/2021, USD 1st Lien Term Loan, (3-mo. LIBOR + 5.750%)	4,814,179	4,769,070
APX Group, Inc.,
7.493%, Due 4/1/2024, 2018 Term Loan B, (2-mo. LIBOR + 4.00%)	5,664,941	5,568,184
9.500%, Due 4/1/2024, 2018 Term Loan B, (3-mo. PRIME + 5.00%)	6,844	6,727
ASP Unifrax Holdings, Inc.,
6.528%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	5,993,000	5,704,617
11.278%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	5,982,000	5,503,440
Belfor Holdings, Inc., Due 2/14/2026, Term Loan BD	1,554,000	1,565,655
Bulldog Purchaser, Inc.,
3.750%, Due 8/22/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)E	238,819	234,492
6.243%, Due 8/22/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	10,005,106	9,817,510
7.750%, Due 8/21/2026, 2018 2nd Lien Delayed Draw Term LoanE F	219,868	216,845
10.243%, Due 9/4/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.750%)	1,451,132	1,431,179
Cast and Crew Payroll LLC, 6.500%, Due 2/9/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	3,500,000	3,512,250
Comet Acquisition, Inc., 6.277%, Due 10/24/2025, Term Loan, (3-mo. LIBOR + 3.500%)	2,000,000	1,970,000
Corsair Components, Inc., 7.053%, Due 9/6/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.250%)	1,572,118	1,556,397
Crown Finance US, Inc., 4.993%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.500%)	3,357,237	3,332,763
Del Frisco’s Restaurant Group, Inc., 8.500%, Due 6/27/2025, 2018 Incremental Term Loan, (1-mo. LIBOR + 6.000%)	7,838,610	7,603,452
Dhanani Group, Inc., 6.243%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,900,338	5,808,174
DHX Media Ltd., 6.243%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	6,972,960	6,720,190
Financial & Risk US Holdings, Inc., 6.243%, Due 10/1/2025, 2018 USD Term Loan, (1-mo. LIBOR + 3.750%)	8,985,000	8,842,228
Fogo de Chao Churrascaria Holdings LLC, 6.743%, Due 4/5/2025, 2018 Add On Term Loan, (1-mo. LIBOR + 4.250%)	4,117,593	4,117,593
G-III Apparel Group Ltd., 7.750%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	1,304,571	1,307,833
Give & Go Prepared Foods Corp., 7.053%, Due 7/29/2023, 2017 1st Lien Add-On Term Loan, (3-mo. LIBOR + 4.250%)	9,603,212	8,846,959
Global Eagle Entertainment, Inc., 10.349%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)	16,068,031	16,148,371
GOBP Holdings, Inc.,
6.553%, Due 10/18/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	3,385,000	3,359,613
10.053%, Due 10/22/2026, 2nd Lien Term Loan, (2-mo. LIBOR + 7.250%)	2,647,000	2,594,060
Hearthside Food Solutions LLC, 6.181%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	4,672,665	4,604,911
Holley Purchaser, Inc., 7.744%, Due 10/24/2025, Term Loan B, (3-mo. LIBOR + 5.000%)	2,000,000	1,960,000
International Textile Group, Inc.,
7.509%, Due 5/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	3,469,088	3,391,033
11.509%, Due 5/1/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	4,347,000	4,064,445
Intrawest Resorts Holdings, Inc., 5.493%, Due 7/31/2024, Term Loan B1, (1-mo. LIBOR + 3.000%)	4,310,835	4,292,859
Laureate Education, Inc., 8.000%, Due 4/26/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	4,693,361	4,695,145
Leslie’s Poolmart, Inc., 6.079%, Due 8/16/2023, 2016 Term Loan, (2-mo. LIBOR + 3.500%)	8,724,555	8,475,294
Lifetime Brands, Inc., 5.993%, Due 2/28/2025, Term Loan B, (1-mo. LIBOR + 3.500%)	4,625,349	4,555,969
Mavis Tire Express Services Corp.,
5.740%, Due 3/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,223,244	3,182,953
5.740%, Due 3/20/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 3.250%)E	425,682	420,361
Mohegan Tribal Gaming Authority, 6.493%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	9,691,992	9,263,896
NPC International, Inc., 5.993%, Due 4/19/2024, 1st Lien Term Loan, (2-mo. LIBOR + 3.500%)	6,868,405	6,442,564

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Consumer - 14.63% (continued)
P.F. Chang’s China Bistro, Inc., Due 2/7/2026, 2019 Term Loan BD	$4,500,000	$4,462,515
Polyconcept Investments B.V., 6.243%, Due 8/16/2023, USD 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	2,722,589	2,722,589
ProQuest LLC, 5.743%, Due 10/24/2021, New Term Loan B, (1-mo. LIBOR + 3.250%)	5,129,065	5,107,677
PS HoldCo LLC, 7.243%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,488,750	4,466,306
PSC Industrial Holdings Corp., 10.989%, Due 10/3/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	3,025,000	2,873,750
PT Intermediate Holdings III LLC, 6.803%, Due 12/7/2024, 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	4,994,550	4,919,632
Pure Fishing, Inc., 7.322%, Due 11/30/2025, Term Loan, (1-mo. LIBOR + 4.500%)	3,000,000	2,955,000
Q Holding Co., 7.493%, Due 12/16/2021, Term Loan B, (1-mo. LIBOR + 5.000%)	6,153,109	6,153,109
Recess Holdings, Inc., 10.553%, Due 9/29/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 7.750%)	2,367,000	2,260,485
Staples, Inc., 6.509%, Due 9/12/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.000%)	2,487,838	2,468,233
Stratose Intermediate Holdings II LLC, 5.743%, Due 6/22/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	2,343,489	2,323,968
TGP Holdings III LLC,
7.053%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	7,842,438	7,450,316
11.303%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	3,473,000	3,334,080
TopGolf International, Inc., 8.020%, Due 2/9/2026, Term Loan B, (3-mo. LIBOR + 5.500%)	4,000,000	3,995,000
TouchTunes Interactive Networks, Inc.,
7.243%, Due 5/28/2021, Incremental Term Loan, (1-mo. LIBOR + 4.750%)J	1,473,283	1,469,599
7.243%, Due 5/29/2021, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	881,521	879,318
United Natural Foods, Inc., 6.743%, Due 10/22/2025, Term Loan B, (3-mo. LIBOR + 4.250%)	20,000,000	17,680,000
USS Ultimate Holdings, Inc., 6.243%, Due 8/25/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,700,249	4,688,498
Wand NewCo 3, Inc., 6.014%, Due 2/5/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	3,611,000	3,619,125
Winnebago Industries, Inc., 6.017%, Due 11/8/2023, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,260,533	4,185,974

		271,295,794

Defense - 0.72%
Maxar Technologies Ltd., 5.250%, Due 10/4/2024, Term Loan B, (3-mo. LIBOR + 2.750%)	10,432,000	8,925,932
MB Aerospace Holdings, Inc., 5.993%, Due 1/22/2025, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,478,760	4,371,763

		13,297,695

Energy - 2.51%
BCP Renaissance Parent LLC, 6.244%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	2,666,600	2,666,040
California Resources Corp., 7.243%, Due 12/31/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	6,507,000	6,398,528
EG Finco Ltd., 10.813%, Due 4/20/2026, 2018 USD 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)	8,986,000	8,693,955
EG Finco Ltd., 6.813%, Due 2/7/2025, 2018 USD Term Loan, (3-mo. LIBOR + 4.000%)	8,439,212	8,212,450
EG Group Ltd., 6.813%, Due 2/7/2025, 2018 USD Term Loan B, (3-mo. LIBOR + 4.000%)	1,191,000	1,158,998
McDermott Technology Americas, Inc., 7.493%, Due 5/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	4,595,287	4,414,601
Natgasoline LLC, 6.250%, Due 11/14/2025, Term Loan B, (3-mo. LIBOR + 3.500%)	7,473,000	7,473,000
Navios Maritime Midstream Partners LP, 7.300%, Due 6/18/2020, Term Loan B, (3-mo. LIBOR + 4.500%)	73,340	67,473
Southcross Energy Partners LP, 7.053%, Due 8/4/2021, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	7,462,343	6,704,915
Traverse Midstream Partners LLC, 6.600%, Due 9/27/2024, 2017 Term Loan, (6-mo. LIBOR + 4.000%)	801,990	801,236

		46,591,196

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Financial - 8.39%
AIS Holdco LLC, 7.803%, Due 8/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	$2,508,225	$2,445,519
AmeriLife Group LLC, 7.243%, Due 6/18/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	1,443,748	1,429,311
Aretec Group, Inc., 6.743%, Due 10/1/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	6,870,546	6,784,664
Asurion LLC, 5.493%, Due 11/3/2024, 2018 Term Loan B7, (1-mo. LIBOR + 3.000%)	6,841,273	6,837,032
Brookfield Property REIT, Inc., 4.993%, Due 8/27/2025, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	2,982,500	2,907,102
Citco Funding LLC, 4.993%, Due 9/28/2023, 2017 Term Loan, (1-mo. LIBOR + 2.500%)	6,448,359	6,379,878
Confie Seguros Holding II Co.,
7.379%, Due 4/19/2022, 2016 Term Loan B, (3-mo. LIBOR + 4.750%)	12,443,165	12,399,614
11.238%, Due 10/31/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	6,676,000	6,525,790
DTZ U.S. Borrower LLC, 5.743%, Due 8/21/2025, 2018 Add On Term Loan B, (1-mo. LIBOR + 3.250%)	5,840,515	5,791,221
Edelman Financial Center LLC, 6.037%, Due 7/21/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	11,657,000	11,632,753
Forest City Enterprises LP, 6.512%, Due 12/7/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	4,000,000	4,015,000
Guggenheim Partners LLC, 5.243%, Due 7/21/2023, 2016 Term Loan, (1-mo. LIBOR + 2.750%)	7,516,637	7,514,758
Higginbotham Insurance Agency, Inc., 6.243%, Due 12/19/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	6,263,730	6,075,818
Hudson River Trading LLC, 5.993%, Due 4/3/2025, 2018 Incremental Term Loan, (1-mo. LIBOR + 3.500%)	5,279,174	5,252,778
Jane Street Group LLC, 5.493%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	8,007,993	7,997,983
Kestra Financial, Inc., 6.879%, Due 6/15/2022, Term Loan, (3-mo. LIBOR + 4.250%)	2,927,441	2,920,123
Lightstone Generation LLC,
6.243%, Due 1/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	4,279,309	4,181,826
6.243%, Due 1/30/2024, 2018 Term Loan C, (1-mo. LIBOR + 3.750%)	235,921	230,547
Mayfield Agency Borrower, Inc.,
6.493%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	9,910,992	9,663,218
10.993%, Due 3/2/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	6,119,000	5,966,025
Millennium Trust Co. LLC, Due 2/26/2026, Term Loan BD	7,072,000	7,001,280
PSAV Holdings LLC, 9.986%, Due 9/1/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.250%)	4,364,000	4,069,430
St. Georges University, 5.993%, Due 6/21/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 3.500%)	9,744,327	9,719,966
StepStone Group LP, 6.493%, Due 3/14/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	2,833,588	2,819,420
Stiphout Finance LLC, 5.493%, Due 10/26/2022, USD 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	4,949,045	4,819,132
VFH Parent LLC, Due 1/30/2026, 2019 Term Loan BD	10,200,000	10,222,338

		155,602,526

Health Care - 6.54%
21st Century Oncology Holdings, Inc., 8.905%, Due 1/16/2023, Exit Term Loan, (1-mo. LIBOR + 6.125%)	4,263,733	3,538,898
ABB Concise Optical Group LLC, 7.517%, Due 6/15/2023, 2016 Term Loan B, (1-mo. LIBOR + 5.000%)	241,222	233,684
Air Methods Corp., 6.303%, Due 4/21/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	9,273,000	7,499,539
Amneal Pharmaceuticals LLC, 6.000%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	4,976,212	4,969,992
Brightspring Health Services,
Due 2/8/2026, Term Loan BD	11,086,167	10,977,633
Due 2/12/2026, Delayed Draw Term LoanD	1,007,833	997,967
BW NHHC Holdco, Inc., 7.481%, Due 5/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,622,845	1,575,506
Civitas Solutions, Inc.,
Due 2/5/2026, Term Loan BD	2,824,561	2,833,967
Due 2/5/2026, Term Loan CD	175,439	176,023
FHC Health Systems, Inc., 6.493%, Due 12/23/2021, 2014 Term Loan, (1-mo. LIBOR + 4.000%)	143,862	118,326
Gentiva Health Services, Inc., 6.250%, Due 7/2/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,946,512	4,952,695
Global Medical Response, Inc., 6.740%, Due 3/14/2025, 2017 Term Loan B2, (1-mo. LIBOR + 4.250%)	7,818,438	7,580,601

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Health Care - 6.54% (continued)
Innoviva, Inc., 7.141%, Due 8/11/2022, 2017 Term Loan B, (3-mo. LIBOR + 4.500%)	$357,500	$357,500
Lifescan Global Corp.,
8.797%, Due 9/27/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.000%)	6,810,000	6,531,948
12.297%, Due 9/26/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 9.500%)	4,506,000	4,100,460
Matrix Medical Network of Arizona LLC, 7.243%, Due 2/7/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	6,153,430	6,084,204
MDVIP, Inc., 6.740%, Due 11/14/2024, 2017 Term Loan, (1-mo. LIBOR + 4.250%)	2,277,990	2,255,210
Onex TSG Holdings II Corp., 6.493%, Due 7/31/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	8,525,617	8,440,361
Premise Health Holding Corp.,
Due 7/10/2025, 2018 1st Lien Delayed Draw Term LoanE	391,699	387,781
6.553%, Due 7/10/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	4,923,262	4,874,030
Quorum Health Corp., 9.243%, Due 4/29/2022, Term Loan B, (1-mo. LIBOR + 6.750%)	1,861,607	1,864,511
RegionalCare Hospital Partners Holdings, Inc., 6.981%, Due 11/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	9,605,000	9,588,960
U.S. Renal Care, Inc., 7.053%, Due 12/30/2022, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	4,879,424	4,870,690
VVC Holding Corp., 7.197%, Due 2/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)	21,461,000	21,326,869
Wellpath Holdings, Inc., 7.993%, Due 9/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	5,000,000	4,787,500
YI LLC, 6.803%, Due 11/7/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	393,458	390,507

		121,315,362

Manufacturing - 11.70%
Advanced Integration Technology LP, 7.243%, Due 4/3/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.750%)	5,231,267	5,165,876
Airxcel, Inc.,
6.993%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	9,338,075	8,847,826
11.243%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	5,353,000	4,844,465
Aleris International, Inc., 7.243%, Due 2/27/2023, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	6,635,655	6,643,950
American Bath Group LLC, 7.053%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.250%)	876,193	871,812
ASG Technologies Group, Inc., 5.993%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	8,311,478	8,176,417
Associated Asphalt Partners LLC, 7.743%, Due 4/5/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	5,904,538	5,815,970
Big Ass Fans LLC, 6.553%, Due 5/21/2024, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	7,804,551	7,785,039
Bright Bidco B.V., 5.993%, Due 6/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	19,209,681	15,600,950
Brookfield WEC Holdings, Inc., 6.243%, Due 8/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	3,024,000	3,026,843
Chef’s Warehouse Leasing Co. LLC, 5.990%, Due 6/22/2022, 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	606,696	602,904
Commercial Vehicle Group, Inc.,
8.493%, Due 4/12/2023, Term Loan B, (1-mo. LIBOR + 6.000%)	2,705,863	2,651,746
10.500%, Due 4/12/2023, Term Loan B, (3-mo. PRIME + 5.00%)	107,525	105,374
Constellis Holdings LLC,
7.634%, Due 4/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	6,370,006	6,131,131
11.744%, Due 4/21/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	5,861,000	5,538,645
Covia Holdings Corp., 6.553%, Due 6/1/2025, Term Loan, (3-mo. LIBOR + 3.750%)	5,282,455	4,571,965
DAE Aviation Holdings, Inc., 6.240%, Due 7/7/2022, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	945,781	946,963
DexKo Global, Inc., 5.993%, Due 7/24/2024, 2018 USD Term Loan, (1-mo. LIBOR + 3.500%)	2,719,892	2,691,551
DG Investment Intermediate Holdings, Inc., 5.493%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	11,774,135	11,538,653
GlobalLogic Holdings, Inc.,
1.625%, Due 8/1/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 1.625%)E	1,231,625	1,227,006
5.743%, Due 8/1/2025, 2018 Add On 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	8,599,822	8,567,572
Greenway Health LLC, 6.560%, Due 2/14/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	12,253,209	11,487,383
Innovative Water Care Global Corp., Due 2/20/2026, 1st Lien Term LoanD	3,192,000	3,040,380

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Manufacturing - 11.70% (continued)
Innovative Xcessories & Services LLC, 7.250%, Due 11/29/2022, Term Loan B, (1-mo. LIBOR + 4.750%)	$7,035,476	$6,982,710
Ivanti Software, Inc.,
6.770%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	1,475,187	1,462,279
11.520%, Due 1/20/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	2,828,000	2,710,638
Navios Maritime Partners LP, 7.780%, Due 9/14/2020, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	2,053,128	2,035,163
Netsmart Technologies, Inc.,
6.243%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	7,560,859	7,466,348
9.993%, Due 10/19/2023, 2018 2nd Lien Term Loan B, (1-mo. LIBOR + 7.500%)	354,000	350,460
NN, Inc.,
5.743%, Due 4/2/2021, 2017 Term Loan, (1-mo. LIBOR + 3.250%)	5,826,695	5,673,744
6.243%, Due 10/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	10,230,589	9,991,909
Novetta Solutions LLC, 7.500%, Due 10/16/2022, 2015 Term Loan, (1-mo. LIBOR + 5.000%)	288,369	282,602
OmniMax International, Inc. (fka Euramax International, Inc.), 8.000%, Due 2/6/2021, Unsecured Term Loan, (3-mo. LIBOR + 2.000%)A	371,352	319,102
Oxbow Carbon LLC, 5.993%, Due 1/4/2023, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.500%)	1,699,550	1,694,247
PAE Holding Corp., 7.993%, Due 10/20/2022, 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	3,865,509	3,855,846
Pisces Midco, Inc., 6.547%, Due 4/12/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	10,298,250	10,002,175
PLZ Aeroscience Corp., 6.009%, Due 7/31/2022, USD Term Loan, (1-mo. LIBOR + 3.500%)	4,226,420	4,184,156
Q Technologies, Inc., 10.993%, Due 4/5/2023, Term Loan B, (1-mo. LIBOR + 8.500%)J	5,385,887	5,345,492
Springer Nature Deutschland GmbH, 5.993%, Due 8/15/2022, USD Term Loan B13, (1-mo. LIBOR + 3.500%)	722,781	721,336
Transplace Holdings, Inc., 6.231%, Due 10/7/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	6,891,521	6,848,448
TRC Companies, Inc., 5.993%, Due 6/21/2024, Term Loan, (1-mo. LIBOR + 3.500%)	4,773,575	4,713,905
TurboCombustor Technology, Inc., 6.993%, Due 12/2/2020, New Term Loan B, (1-mo. LIBOR + 4.500%)	7,441,978	7,088,484
VIP Cinema Holdings, Inc., 8.500%, Due 3/1/2023, USD Term Loan B, (1-mo. LIBOR + 6.000%)	4,592,588	4,294,070
Werner FinCo LP, 6.797%, Due 7/24/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	5,333,696	5,140,350

		217,043,885

Media - 1.38%
Allen Media LLC, 9.079%, Due 9/22/2023, 2018 Term Loan B, (1-mo. LIBOR + 6.500%)	4,031,000	3,879,837
AppLovin Corp., 6.243%, Due 8/15/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	9,124,000	9,146,810
CSC Holdings LLC, 5.591%, Due 4/15/2027, 2019 Term Loan B, (3-mo. LIBOR + 3.000%)	3,778,000	3,771,389
Extreme Reach, Inc.,
8.750%, Due 2/7/2020, 1st Lien Term Loan, (1-mo. LIBOR + 6.250%)	345,818	336,958
12.493%, Due 1/24/2021, 2nd Lien Term Loan, (1-mo. LIBOR + 10.000%)	1,717,000	1,530,276
Screenvision LLC, 7.553%, Due 6/28/2025, 2018 Term Loan, (3-mo. LIBOR + 4.750%)	3,475,290	3,418,817
SurveyMonkey, Inc., 6.170%, Due 10/10/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	3,530,973	3,491,250

		25,575,337

Service - 17.95%
Access CIG LLC, 6.243%, Due 2/27/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	9,399,958	9,290,261
ASP MCS Acquisition Corp., 7.243%, Due 5/18/2024, Term Loan B, (1-mo. LIBOR + 4.750%)	6,416,108	5,181,007
BCPE Eagle Buyer LLC, 6.879%, Due 3/18/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	7,319,422	7,118,138
Blount International, Inc., 6.243%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,955,075	5,947,631
Blucora, Inc., 5.493%, Due 5/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.000%)	1,575,867	1,571,927
Boing US Holdco, Inc.,
5.989%, Due 10/3/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	5,199,466	5,154,855
10.239%, Due 10/3/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 7.500%)	1,934,000	1,885,650
Brand Energy & Infrastructure Services, Inc., 7.011%, Due 6/21/2024, 2017 Term Loan, (2-mo. LIBOR + 4.250%)	12,172,754	11,870,383
Capstone Logistics LLC, 6.993%, Due 10/7/2021, Term Loan B, (1-mo. LIBOR + 4.500%)	1,593,208	1,585,911
CDS U.S. Intermediate Holdings, Inc.,
6.553%, Due 7/8/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	12,623,148	11,823,724
11.053%, Due 7/10/2023, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	6,095,796	5,496,396

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Service - 17.95% (continued)
Cengage Learning, Inc., 6.740%, Due 6/7/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.250%)	$8,288,953	$7,638,768
Chloe OX Parent LLC, 7.303%, Due 12/29/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,962,500	4,937,688
Cvent, Inc., 6.243%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,944,410	8,810,244
Deliver Buyer, Inc., 7.493%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	12,859,449	12,827,300
DTI Holdco, Inc., 7.494%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%)	9,740,692	9,123,814
Employbridge LLC, 7.303%, Due 4/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	7,395,832	7,371,204
EVO Payments International LLC, 5.730%, Due 12/22/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	2,639,870	2,631,079
Heartland Dental LLC,
3.750%, Due 4/30/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)E	587,120	579,417
6.486%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	14,025,340	13,841,327
I-Logic Technologies Bidco Ltd., 5.884%, Due 12/21/2024, 2018 USD Term Loan, (3-mo. LIBOR + 3.250%)	5,745,065	5,524,857
IG Investment Holdings LLC, 5.993%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	2,169,041	2,162,708
Imagine! Print Solutions, Inc.,
7.250%, Due 6/21/2022, 2017 Term Loan, (3-mo. LIBOR + 4.750%)	8,632,128	8,114,200
11.250%, Due 6/21/2023, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	1,019,000	901,815
Internap Corp., 8.250%, Due 4/6/2022, 2017 Term Loan, (1-mo. LIBOR + 5.750%)	901,275	885,503
Keystone Acquisition Corp., 8.053%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	3,372,313	3,245,851
Kingpin Intermediate Holdings LLC, 5.990%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	11,123,384	11,046,967
KUEHG Corp., 11.053%, Due 8/18/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	5,776,000	5,718,240
LifeMiles Ltd., 8.303%, Due 8/18/2022, Term Loan B, (3-mo. LIBOR + 5.500%)	4,568,822	4,585,955
LSC Communications, Inc., 7.993%, Due 9/30/2022, 2017 Term Loan B, (1-mo. LIBOR + 5.500%)	1,228,223	1,220,547
LSF9 Atlantis Holdings LLC, 8.513%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	2,029,913	1,831,996
NEP/NCP Holdco, Inc.,
5.743%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	8,000,000	7,986,640
9.493%, Due 10/19/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.000%)	3,500,000	3,408,125
New Millennium HoldCo, Inc., 8.993%, Due 12/21/2020, Exit Term Loan, (1-mo. LIBOR + 6.500%)	456,096	221,207
Newport Group Inc, 6.538%, Due 9/13/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	6,500,708	6,435,700
nThrive, Inc., 6.993%, Due 10/20/2022, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,030,950	1,988,645
Playpower, Inc., 7.553%, Due 6/23/2021, 2015 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	2,209,874	2,204,350
PSC Industrial Holdings Corp., 6.239%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	5,862,430	5,774,494
Quad/Graphics, Inc., 7.500%, Due 1/31/2026, 2018 Term Loan B, (1-mo. LIBOR + 5.000%)	2,000,000	1,992,500
Red Ventures LLC, 5.493%, Due 11/8/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	5,009,386	4,995,610
STG-Fairway Acquisitions, Inc., 7.743%, Due 6/30/2022, 2015 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	11,252,728	11,196,464
TEN-X LLC, 6.493%, Due 9/27/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	9,915,253	9,783,083
TKC Holdings, Inc.,
6.250%, Due 2/1/2023, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	10,323,514	10,197,670
10.500%, Due 2/1/2024, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)	5,833,000	5,664,076
Tweddle Group, Inc., 6.981%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)A	329,037	321,370
UFC Holdings LLC, 5.750%, Due 8/18/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,303,046	3,302,022
Utility One Source LP, 7.993%, Due 4/18/2023, Term Loan B, (1-mo. LIBOR + 5.500%)	8,255,621	8,296,899
Verra Mobility Corp., 6.243%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	9,068,426	9,098,623
Vestcom Parent Holdings, Inc.,
6.493%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,327,303	7,052,529
8.500%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. PRIME + 3.00%)	872	839
West Corp.,
5.993%, Due 10/10/2024, 2018 Term Loan B1, (3-mo. LIBOR + 3.500%)	2,681,525	2,510,953
6.493%, Due 10/10/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	12,104,675	11,433,834
William Morris Endeavor Entertainment LLC, 5.250%, Due 5/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	19,472,036	18,863,535
World Triathlon Corp., 6.803%, Due 6/26/2021, Term Loan, (3-mo. LIBOR + 4.000%)	2,930,946	2,930,946
WP CityMD Bidco LLC, 6.303%, Due 6/7/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	8,433,785	8,265,109
Xplornet Communications, Inc., 6.803%, Due 9/9/2021, Term Loan B, (3-mo. LIBOR + 4.000%)	7,023,133	7,014,354
Yak Access LLC, 7.493%, Due 7/2/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 5.000%)	2,425,744	2,095,236

		332,960,176

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Technology - 11.96%
24-7 Intouch, Inc., 6.743%, Due 8/20/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	$3,117,548	$3,008,433
Aptean, Inc.,
7.060%, Due 12/20/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	321,150	321,015
12.310%, Due 12/14/2023, 2016 2nd Lien Term Loan, (3-mo. LIBOR + 9.500%)	1,000,000	1,001,670
AqGen Ascensus, Inc., 5.993%, Due 12/3/2022, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.500%)	6,434,872	6,386,611
Brooks Automation, Inc., 5.690%, Due 10/4/2024, 2019 Term Loan B, (3-mo. LIBOR + 3.000%)	697,000	693,515
DigiCert, Inc.,
6.493%, Due 10/31/2024, 2017 Term Loan B1, (1-mo. LIBOR + 4.000%)	9,856,140	9,782,219
10.493%, Due 10/31/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.000%)	8,400,673	8,127,651
Dun & Bradstreet Corp. (The), Due 2/1/2026, Term LoanD	11,001,000	11,003,750
Dynatrace LLC, 5.743%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	15,833,000	15,747,185
EIG Investors Corp., 6.389%, Due 2/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,442,583	4,423,702
Genuine Financial Holdings LLC, 6.553%, Due 7/12/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,235,360	8,194,183
GI Revelation Acquisition LLC, 7.493%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	6,445,610	6,381,154
GrafTech Finance, Inc., 5.993%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	12,310,802	12,264,637
ION Trading Technologies S.a.r.l., 6.634%, Due 11/21/2024, USD Incremental Term Loan B, (2-mo. LIBOR + 4.000%)	15,504,980	14,690,969
Lighthouse Network LLC,
7.134%, Due 11/29/2024, 1st Lien Term Loan, (2-mo. LIBOR + 4.500%)	8,229,870	8,209,295
11.244%, Due 11/28/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	1,908,000	1,860,300
McAfee LLC,
6.243%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 3.750%)	11,299,637	11,317,265
10.993%, Due 9/29/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	735,583	743,859
Mirion Technologies, Inc., 7.553%, Due 3/31/2022, Term Loan B, (3-mo. LIBOR + 4.750%)	806,167	790,043
Mitchell International, Inc., 5.743%, Due 11/29/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	12,870,732	12,540,984
MLN US HoldCo LLC, 11.243%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	6,060,000	5,933,770
Navicure, Inc., 6.243%, Due 11/1/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 3.750%)	4,299,620	4,224,377
NeuStar, Inc., 10.493%, Due 8/8/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)	5,991,000	5,856,202
OEConnection LLC, 8.500%, Due 11/22/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	2,320,560	2,291,553
Perforce Intermediate Holdings LLC, 6.993%, Due 12/27/2024, Term Loan, (1-mo. LIBOR + 4.500%)	1,203,000	1,199,993
Ping Identity Corp., 6.243%, Due 1/24/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,243,949	5,211,175
Plantronics, Inc., 4.993%, Due 7/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	10,479,925	10,421,028
Project Ruby Ultimate Parent Corp., 5.993%, Due 2/9/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	6,899,061	6,795,575
Riverbed Technology, Inc., 5.750%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	10,163,248	9,230,770
SciQuest, Inc., 6.493%, Due 12/28/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	4,507,470	4,417,321
SonicWALL, Inc., 6.183%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,987,500	4,853,486
Stars Group Holdings B.V. (The), 6.303%, Due 7/10/2025, 2018 USD Incremental Term Loan, (3-mo. LIBOR + 3.500%)	5,055,622	5,053,903
TriTech Software Systems, 6.243%, Due 8/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	8,606,000	8,512,797
Verifone Systems, Inc., 6.683%, Due 8/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	2,499,735	2,488,586
Vero Parent, Inc., 6.993%, Due 8/16/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	6,633,205	6,598,646
Weld North Education LLC, 7.053%, Due 2/7/2025, Term Loan B, (3-mo. LIBOR + 4.250%)	1,313,078	1,293,381

		221,871,003

Telecommunications - 3.91%
CenturyLink, Inc., 5.243%, Due 1/31/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.750%)	6,780,272	6,671,381
Fusion Telecommunications International, Inc., 10.234%, Due 5/4/2023, 1st Lien Term Loan B, (3-mo. LIBOR + 7.500%)	3,178,880	2,860,992
Global Tel*Link Corp.,
6.743%, Due 11/29/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	2,919,264	2,911,965
10.743%, Due 11/29/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	5,530,000	5,382,515

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSC - 87.99% (continued)

Telecommunications - 3.91% (continued)
Intelsat Jackson Holdings S.A.,
6.229%, Due 11/27/2023, 2017 Term Loan B3, (3-mo. LIBOR + 3.750%)	$7,319,000	$7,311,461
6.625%, Due 1/2/2024, 2017 Term Loan B5F	514,000	519,140
6.979%, Due 1/2/2024, 2017 Term Loan B4, (1-mo. LIBOR + 4.500%)	771,000	781,277
Merrill Communications LLC, 7.994%, Due 6/1/2022, 2015 Term Loan, (3-mo. LIBOR + 5.250%)	17,252	17,295
NeuStar, Inc., 5.993%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	7,849,686	7,516,075
QualTek USA LLC, 8.384%, Due 7/18/2025, 2018 1st Lien Term Loan, (2-mo. LIBOR + 5.750%)	8,569,106	8,376,301
Securus Technologies Holdings, Inc.,
6.993%, Due 11/1/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	8,980,180	8,924,054
10.743%, Due 11/1/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	7,951,000	7,738,947
U.S. Telepacific Corp., 7.803%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	13,796,912	13,527,872

		72,539,275

Transportation - 2.56%
Accuride Corp., 8.053%, Due 11/17/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	1,599,082	1,359,220
Daseke, Inc., 7.493%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	6,345,835	6,314,106
Entrans International LLC, 8.493%, Due 11/2/2024, 2018 Term Loan, (1-mo. LIBOR + 6.000%)	6,306,000	6,211,410
Gruden Acquisition, Inc., 8.303%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	5,864,338	5,769,043
Livingston International, Inc.,
8.553%, Due 3/20/2020, Term Loan B3, (3-mo. LIBOR + 5.750%)	3,683,476	3,683,476
11.053%, Due 4/18/2020, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	750,000	751,875
Savage Enterprises LLC, 7.020%, Due 8/1/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 4.500%)	8,187,678	8,214,943
SMB Shipping Logistics LLC, 6.883%, Due 2/2/2024, 1st Lien Term Loan, (6-mo. LIBOR + 4.000%)	8,022,162	7,941,940
United Road Services, Inc., 7.743%, Due 9/1/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	7,385,262	7,320,641

		47,566,654

Utilities - 0.61%
Compass Power Generation LLC, 5.993%, Due 12/20/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	490,000	488,623
Frontera Generation Holdings LLC, 6.762%, Due 5/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	10,638,540	10,461,195
Star West Generation LLC, 7.250%, Due 3/13/2020, 2015 Term Loan B, (1-mo. LIBOR + 4.750%)	287,506	276,963

		11,226,781

Total Bank Loan Obligations (Cost $1,669,948,143)		1,631,947,548

CORPORATE OBLIGATIONS - 5.57%

Communications - 2.46%
CommScope, Inc., 5.500%, Due 6/15/2024G	15,000,000	14,400,000
EIG Investors Corp., 10.875%, Due 2/1/2024	8,000,000	8,520,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, Due 5/15/2024G	2,709,000	2,180,745
Univision Communications, Inc.,
6.750%, Due 9/15/2022G	14,560,000	14,651,000
5.125%, Due 2/15/2025G	6,706,000	5,867,750

		45,619,495

Consumer, Cyclical - 0.56%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025G	5,525,000	5,290,188
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, Due 6/1/2024G	5,000,000	5,053,750

		10,343,938

Consumer, Non-Cyclical - 2.20%
Avantor, Inc., 9.000%, Due 10/1/2025G	12,120,000	12,983,550
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026G	3,442,000	3,158,035
HLF Financing Sarl LLC / Herbalife International, Inc., 7.250%, Due 8/15/2026G	5,000,000	5,100,250

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 5.57% (continued)

Consumer, Non-Cyclical - 2.20% (continued)
LSC Communications, Inc., 8.750%, Due 10/15/2023G	$845,000	$902,037
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.750%, Due 12/1/2026G	18,291,000	18,748,275

		40,892,147

Energy - 0.13%
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, Due 5/1/2024G	2,870,000	2,382,100

Technology - 0.22%
Riverbed Technology, Inc., 8.875%, Due 3/1/2023G	6,010,000	4,161,925

Total Corporate Obligations (Cost $104,388,451)		103,399,605

FOREIGN CORPORATE OBLIGATIONS - 0.48%

Basic Materials - 0.16%
Starfruit Finco B.V. / Starfruit US Holdco LLC, 8.000%, Due 10/1/2026G	3,000,000	2,977,500

Communications - 0.32%
Intelsat Jackson Holdings S.A., 9.750%, Due 7/15/2025G	5,644,000	5,855,650

Total Foreign Corporate Obligations (Cost $8,744,887)		8,833,150

	Shares

SHORT-TERM INVESTMENTS - 5.72% (Cost $106,043,259)

Investment Companies - 5.72%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.33%H I	106,043,259	106,043,259

TOTAL INVESTMENTS - 99.77% (Cost $1,889,333,347)		1,850,412,232
OTHER ASSETS, NET OF LIABILITIES - 0.23%		4,255,705

TOTAL NET ASSETS - 100.00%		$1,854,667,937

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $824,207 or 0.04% of net assets.

B Non-income producing security.

C Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

D Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of February 28, 2019.

E Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $3,094,813 or 0.17% of net assets. Of this amount, $458,687, $1,231,625, $587,120, $425,682 and $391,699 relate to Bulldog Purchaser, Inc., GlobalLogic Holdings, Inc., Heartland Dental LLC, Mavis Tire Express Services Corp. and Premise Health Holding Corp., respectively.

F Fixed Rate.

G Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $103,712,755 or 5.59% of net assets. The Fund has no right to demand registration of these securities.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

J Value was determined using significant unobservable inputs.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2019, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$4,935	$-	$183,735	(1)	$188,670
Warrants	-	-	0	(1)	-
Bank Loan Obligations(2)	-	1,624,491,985	7,455,563		1,631,947,548
Corporate Obligations	-	103,399,605	-		103,399,605
Foreign Corporate Obligations	-	8,833,150	-		8,833,150
Short-Term Investments	106,043,259	-	-		106,043,259

Total Investments in Securities - Assets	$106,048,194	$1,736,724,740	$7,639,298		$1,850,412,232

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $3,094,813 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2018		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/28/2019		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$1,541,588	(1)	$148,243	$1,492,950	-	$1,456,570	$(1,469,716)	-	-	$183,735	(1)	$35,491
Warrants	0	(1)	-	-	-	-	-	-	-	0	(1)	-
Bank Loan Obligations	12,650,811		24,691	5,417,394	6,502	(65,282)	(65,135)	321,370	-	7,455,563		56,248

	$14,192,399		$172,934	$6,910,344	$6,502	$1,391,288	$(1,534,851)	$321,370	$-	$7,639,298		$91,739

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 28, 2019, one common stock and a warrant have been fair valued at $0 by the Valuation Committee. The remaining common stock valued at $183,735 and one bank loan obligation valued at $321,370 have been fair valued using a private valuation service. The remaining bank loan obligations valued at $7,134,193 have been classified as Level 3 due to valuations based on single broker quotes.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,148,556,396	$1,744,368,973
Investments in affiliated securities, at fair value‡	10,195,294	106,043,259
Foreign currency, at fair value^	5,997	-
Cash	-	4,798,554
Deposits with broker for futures contracts	2,175,656	-
Dividends and interest receivable	19,781,743	11,280,075
Receivable for investments sold	2,245,500	96,818,168
Receivable for fund shares sold	3,089,879	8,808,352
Receivable for tax reclaims	39	-
Receivable for expense reimbursement (Note 2)	2,289	-
Prepaid expenses	95,561	260,258

Total assets	1,186,148,354	1,972,377,639

Liabilities:
Payable for investments purchased	6,617,764	102,793,983
Payable for fund shares redeemed	3,444,876	9,785,941
Payable for expense reimbursement (Note 2)	-	8,280
Dividends payable	645,609	437,430
Unfunded loan commitments	-	3,094,813
Management and sub-advisory fees payable (Note 2)	644,005	1,023,533
Service fees payable (Note 2)	64,442	165,604
Transfer agent fees payable (Note 2)	73,809	84,993
Custody and fund accounting fees payable	66,413	188,015
Professional fees payable	33,745	52,232
Trustee fees payable (Note 2)	17,825	23,667
Payable for prospectus and shareholder reports	42,823	-
Payable for variation margin from open futures contracts (Note 5)	858,903	-
Other liabilities	2,913	51,211

Total liabilities	12,513,127	117,709,702

Net assets	$1,173,635,227	$1,854,667,937

Analysis of net assets:
Paid-in-capital	$1,216,900,868	$1,922,936,942
Total distributable earnings (deficits)A	(43,265,641)	(68,269,005)

Net assets	$1,173,635,227	$1,854,667,937

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	42,638,785	34,319,926

Y Class	65,471,252	102,773,133

Investor Class	8,523,361	35,138,036

A Class	2,430,372	5,352,697

C Class	5,965,169	6,838,609

SP Class	N/A	57,209

Net assets:
Institutional Class	$400,521,177	$344,828,305

Y Class	$614,301,904	$1,033,651,594

Investor Class	$79,779,997	$352,576,112

A Class	$22,760,919	$53,924,077

C Class	$56,271,230	$69,110,364

SP Class	N/A	$577,485

Net asset value, offering and redemption price per share:
Institutional Class	$9.39	$10.05

Y Class	$9.38	$10.06

Investor Class	$9.36	$10.03

A Class	$9.37	$10.07

A Class (offering price)	$9.84	$10.57

C Class	$9.43	$10.11

SP Class	N/A	$10.09

† Cost of investments in unaffiliated securities	$1,175,784,997	$1,783,290,088
‡ Cost of investments in affiliated securities	$10,195,294	$106,043,259
^ Cost of foreign currency	$6,027	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2019 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Investment income:
Dividend income from unaffiliated securities	$532,326	$-
Dividend income from affiliated securities (Note 8)	112,690	2,839,884
Interest income	39,949,783	69,334,802

Total investment income	40,594,799	72,174,686

Expenses:
Management and sub-advisory fees (Note 2)	4,120,005	7,708,046
Transfer agent fees:
Institutional Class (Note 2)	88,625	56,686
Y Class (Note 2)	332,996	577,442
Investor Class	2,514	7,020
A Class	2,775	1,307
C Class	1,915	1,623
SP Class	-	17
Custody and fund accounting fees	101,739	345,285
Professional fees	53,949	66,508
Registration fees and expenses	71,104	176,785
Service fees (Note 2):
Investor Class	145,535	959,222
A Class	22,174	21,441
C Class	32,105	31,466
Distribution fees (Note 2):
A Class	37,494	70,794
C Class	288,262	329,458
SP Class	-	820
Prospectus and shareholder report expenses	43,887	28,984
Trustee fees (Note 2)	37,046	64,261
Other expenses	28,295	198,449

Total expenses	5,410,420	10,645,614

Net fees waived and expenses recouped (Note 2)	17,328	59,845

Net expenses	5,427,748	10,705,459

Net investment income	35,167,051	61,469,227

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(3,797,309)	(17,072,273)
Foreign currency transactions	40,679	-
Futures contracts	2,565,092	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(14,263,750)	(31,753,676)
Foreign currency transactions	33,316	-
Futures contracts	(1,967,670)	-

Net (loss) from investments	(17,389,642)	(48,825,949)

Net increase in net assets resulting from operations	$17,777,409	$12,643,278

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SiM High Yield Opportunities Fund		Sound Point Floating Rate Income Fund
	Six Months Ended February 28, 2019	Year Ended August 31, 2018	Six Months Ended February 28, 2019	Year Ended August 31, 2018
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$35,167,051	$70,683,646	$61,469,227	$75,888,985
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	(1,191,538)	3,252,838	(17,072,273)	(3,396,848)
Change in net unrealized (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(16,198,104)	(15,494,279)	(31,753,676)	(7,128,886)

Net increase in net assets resulting from operations	17,777,409	58,442,205	12,643,278	65,363,251

Distributions to shareholders:
Net investment income:
Institutional Class	-	(21,073,065)	-	(15,197,926)
Y Class	-	(35,799,953)	-	(41,992,309)
Investor Class	-	(5,903,365)	-	(14,184,672)
A Class	-	(2,911,855)	-	(2,073,340)
C Class	-	(3,125,031)	-	(1,694,366)
SP Class	-	-	-	(37,275)
Net realized gain from investments:
Institutional Class	-	-	-	(653,654)
Y Class	-	-	-	(1,522,613)
Investor Class	-	-	-	(381,529)
A Class	-	-	-	(87,467)
C Class	-	-	-	(88,440)
SP Class	-	-	-	(2,075)
Total retained earnings:*
Institutional Class	(12,306,332)	-	(13,262,861)	-
Y Class	(17,991,598)	-	(39,985,007)	-
Investor Class	(2,466,737)	-	(14,907,786)	-
A Class	(885,996)	-	(1,696,268)	-
C Class	(1,514,225)	-	(1,552,453)	-
SP Class	-	-	(19,102)	-
Tax return of capital:
Institutional Class	-	(640,329)	-	-
Y Class	-	(1,009,412)	-	-
Investor Class	-	(149,749)	-	-
A Class	-	(64,791)	-	-
C Class	-	(87,259)	-	-

Net distributions to shareholders	(35,164,888)	(70,764,809)	(71,423,477)	(77,915,666)

Capital share transactions (Note 10):
Proceeds from sales of shares	316,275,672	551,075,868	762,520,107	1,822,617,349
Reinvestment of dividends and distributions	31,110,890	64,533,431	67,984,103	73,930,335
Cost of shares redeemed	(318,538,843)	(644,287,572)	(1,227,442,495)	(506,619,445)

Net increase (decrease) in net assets from capital share transactions	28,847,719	(28,678,273)	(396,938,285)	1,389,928,239

Net increase (decrease) in net assets	11,460,240	(41,000,877)	(455,718,484)	1,377,375,824

Net assets:
Beginning of period	1,162,174,987	1,203,175,864	2,310,386,421	933,010,597

End of period	$1,173,635,227	$1,162,174,987	$1,854,667,937	$2,310,386,421

* Distributions from net investment income and net realized capital gains are combined for the period ended February 28, 2019. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2019, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended February 28, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large Institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

SP Class	Retail investors who invest directly through a financial intermediary such as a broker, or through employee directed benefit plans and were formerly shareholders of the Investor Class Shares of the Sound Point Floating Rate Income Fund prior to its reorganization.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund (the “Trusts”) will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the applicable Fund’s average daily net assets according to the following schedules:

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

Sound Point Capital Management, LP

All Assets	0.35%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2019 were as follows:

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,985,153
Sub-Advisor Fees	0.37%	2,134,852

Total	0.72%	$4,120,005

Sound Point Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,854,165
Sub-Advisor Fees	0.35%	3,853,881

Total	0.70%	$7,708,046

Distribution Plans

The Funds, except for the A, C, and SP Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C, and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended February 28, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SiM High Yield Opportunities	$400,587
Sound Point Floating Rate Income	609,990

As of February 28, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SiM High Yield Opportunities	$63,821
Sound Point Floating Rate Income	77,973

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2019, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SiM High Yield Opportunities	$5,271
Sound Point Floating Rate Income	136,008

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2019, the SiM High Yield Opportunities Fund borrowed on average $9,070,975 for 2 days at an average interest rate of 2.96% with interest charges of $1,432. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended February 28, 2019, the Sound Point Floating Rate Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended February 28, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	9/1/2018 - 2/28/2019	Reimbursed Expenses	(Recouped) Expenses
SiM High Yield Opportunities	Institutional	0.84%	$-	$(17,328)	2022
Sound Point Floating Rate Income	Institutional	0.84%	-	(59,475)	2022
Sound Point Floating Rate Income	SP	N/A	-	(370)	2022

Of these amounts, $2,289 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at February 28, 2019 for the SiM High Yield Opportunities Fund and $8,280 was disclosed as a payable to the Manager on the Statements of Assets and Liabilities at February 28, 2019 for the Sound Point Floating Rate Income Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses		Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SiM High Yield Opportunities	$17,328		$157,803	$-	2019
SiM High Yield Opportunities	-		44,356	-	2020
SiM High Yield Opportunities	-		108,508	-	2021
Sound Point Floating Rate Income	59,845	(1)	71,569	-	2019
Sound Point Floating Rate Income	-		14,168	-	2020

(1)	Of this amount, $59,475 and $370 relate to Institutional and SP classes, respectively.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended February 28, 2019, RID collected $9,759 and $21,900 for the SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 28, 2019, CDSC fees of $2,443 and $6,704 were collected for the Class A Shares of SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2019, CDSC fees of $2,539 and $19,179 were collected for the Class C Shares of SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust’s, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Funds normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Funds might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Funds may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates.

The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Funds purchases assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. A Fund may acquire bank and senior loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Floating Rate Loan Interest

The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds considers these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

and the lender that is selling the Participation. The Funds’ investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended February 28, 2019 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 28, 2019, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging and exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2019
SiM High Yield Opportunities	505

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$88,408	$-	$-	$-	$88,408

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$(950,214)	$-	$-	$-	$(950,214)

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$2,565,092	$-	$-	$-	$2,565,092

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$(1,967,670)	$-	$-	$-	$(1,967,670)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2019.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 28, 2019:
	Assets	Liabilities
Futures Contracts	$88,408	$950,214

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$88,408	$950,214

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(88,408)	$(950,214)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Callable Securities Risk

The Funds may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call the Funds would lose the income that would have been earned to maturity on that security, and the proceeds received by the Funds may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise significantly and/or rapidly, potentially resulting insubstantial losses to the Fund. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interest in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (“EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended February 28, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

As of February 28, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,198,555,019	$15,937,119	$(55,727,093)	$(39,789,974)
Sound Point Floating Rate Income	1,889,551,514	3,921,411	(43,060,693)	(39,139,282)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended August 31, 2018, the SiM High Yield Opportunities Fund utilized $257,037 long term post RIC MOD capital loss carryforwards. The Sound Point Floating Rate Income Fund had $10,997,192 in short-term and $1,394,882 in long-term capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
SiM High Yield Opportunities	$227,740,423	$191,898,315
Sound Point Floating Rate Income	687,718,742	853,673,836

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2019 were as follows:

Fund	Type of Transaction	August 31, 2018 Shares/Fair Value	Purchases	Sales	February 28, 2019 Shares/Fair Value	Dividend Income
SiM High Yield Opportunities	Direct	$13,065,359	$219,331,321	$222,201,386	$10,195,294	$112,690
Sound Point Floating Rate Income	Direct	406,580,401	505,549,717	806,086,859	106,043,259	2,839,884

9.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2019, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	9,957,895	$93,186,128	15,411,903	$148,250,877
Reinvestment of dividends	1,133,376	10,568,988	2,106,104	20,276,450
Shares redeemed	(8,580,376)	(79,529,467)	(14,382,218)	(138,261,396)

Net increase in shares outstanding	2,510,895	$24,225,649	3,135,789	$30,265,931

	Y Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	21,763,821	$203,084,138	34,800,437	$335,555,442
Reinvestment of dividends	1,723,984	16,063,499	3,434,577	33,017,264
Shares redeemed	(20,235,278)	(188,084,289)	(36,151,317)	(347,190,605)

Net increase in shares outstanding	3,252,527	$31,063,348	2,083,697	$21,382,101

	Investor Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,460,728	$13,687,279	4,057,128	$39,070,118
Reinvestment of dividends	252,703	2,348,872	605,205	5,805,700
Shares redeemed	(2,618,940)	(24,415,863)	(7,313,779)	(70,090,118)

Net (decrease) in shares outstanding	(905,509)	$(8,379,712)	(2,651,446)	$(25,214,300)

	A Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	239,830	$2,242,490	2,478,582	$24,008,251
Reinvestment of dividends	86,793	809,852	275,461	2,654,662
Shares redeemed	(1,885,287)	(17,451,891)	(7,601,596)	(73,416,572)

Net (decrease) in shares outstanding	(1,558,664)	$(14,399,549)	(4,847,553)	$(46,753,659)

	C Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	434,223	$4,075,637	433,740	$4,191,180
Reinvestment of dividends	140,887	1,319,679	287,554	2,779,355
Shares redeemed	(968,417)	(9,057,333)	(1,585,023)	(15,328,881)

Net (decrease) in shares outstanding	(393,307)	$(3,662,017)	(863,729)	$(8,358,346)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

	Institutional Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	14,023,171	$142,687,191	20,598,612	$212,735,632
Reinvestment of dividends	1,138,331	11,446,524	1,351,680	13,952,530
Shares redeemed	(18,917,908)	(190,574,564)	(6,232,481)	(64,334,923)

Net increase (decrease) in shares outstanding	(3,756,406)	$(36,440,849)	15,717,811	$162,353,239

	Y Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	42,038,504	$427,190,093	98,071,417	$1,013,780,487
Reinvestment of dividends	3,837,838	38,622,559	4,036,837	41,673,333
Shares redeemed	(65,631,791)	(661,153,421)	(28,536,670)	(295,019,930)

Net increase (decrease) in shares outstanding	(19,755,449)	$(195,340,769)	73,571,584	$760,433,890

	Investor Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	15,851,383	$161,207,566	50,083,235	$516,124,472
Reinvestment of dividends	1,471,521	14,794,908	1,409,179	14,498,970
Shares redeemed	(34,684,731)	(347,831,667)	(11,561,053)	(118,971,050)

Net increase (decrease) in shares outstanding	(17,361,827)	$(171,829,193)	39,931,361	$411,652,392

	A Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,265,947	$12,881,173	4,148,221	$42,863,294
Reinvestment of dividends	167,663	1,690,139	208,376	2,150,545
Shares redeemed	(1,817,016)	(18,323,758)	(1,755,335)	(18,134,112)

Net increase (decrease) in shares outstanding	(383,406)	$(3,752,446)	2,601,262	$26,879,727

	C Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,815,178	$18,516,174	3,553,532	$36,703,691
Reinvestment of dividends	139,624	1,411,149	156,573	1,616,139
Shares redeemed	(929,092)	(9,388,970)	(932,851)	(9,636,871)

Net increase in shares outstanding	1,025,710	$10,538,353	2,777,254	$28,682,959

	SP Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	3,721	$37,910	39,534	$409,773
Reinvestment of dividends	1,863	18,824	3,754	38,818
Shares redeemed	(16,946)	(170,115)	(50,521)	(522,559)

Net (decrease) in shares outstanding	(11,362)	$(113,381)	(7,233)	$(73,968)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$9.52		$9.61		$9.49		$9.43		$10.35		$10.16

Income (loss) from investment operations:
Net investment income	0.29		0.59		0.57		0.59		0.57		0.64
Net gains (losses) on investments (both realized and unrealized)	(0.13)		(0.11)		0.13		0.05		(0.65)		0.47

Total income (loss) from investment operations	0.16		0.48		0.70		0.64		(0.08)		1.11

Less distributions:
Dividends from net investment income	(0.29)		(0.55)		(0.53)		(0.52)		(0.55)		(0.69)
Distributions from net realized gains	-		-		-		-		(0.29)		(0.23)
Tax return of capital	-		(0.02	)A	(0.05	)A	(0.06	)A	-		-

Total distributions	(0.29)		(0.57)		(0.58)		(0.58)		(0.84)		(0.92)

Redemption fees added to beneficial interests	-		-		-		0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.39		$9.52		$9.61		$9.49		$9.43		$10.35

Total returnC	1.76	%D	5.13%		7.51%		7.28%		(0.78)%		11.34%

Ratios and supplemental data:
Net assets, end of period	$400,521,177		$382,074,042		$355,492,590		$419,036,240		$230,287,454		$75,388,828
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.83	%E	0.87%		0.85%		0.91%		0.88%		0.86%
Expenses, net of reimbursements or recoupments	0.84	%E	0.84%		0.84%		0.84%		0.84%		0.84%
Net investment income, before expense reimbursements or recoupments	6.33	%E	5.91%		6.00%		6.30%		5.38%		5.88%
Net investment income, net of reimbursements or recoupments	6.32	%E	5.94%		6.01%		6.37%		5.41%		5.90%
Portfolio turnover rate	40	%D	51%		50%		57%		43%		38%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$9.51		$9.60		$9.48		$9.42		$10.34		$10.14

Income (loss) from investment operations:
Net investment income	0.29		0.59		0.58		0.59		0.53		0.64
Net gains (losses) on investments (both realized and unrealized)	(0.13)		(0.11)		0.11		0.05		(0.62)		0.46

Total income (loss) from investment operations	0.16		0.48		0.69		0.64		(0.09)		1.10

Less distributions:
Dividends from net investment income	(0.29)		(0.55)		(0.52)		(0.52)		(0.54)		(0.67)
Distributions from net realized gains	-		-		-		-		(0.29)		(0.23)
Tax return of capital	-		(0.02	)A	(0.05	)A	(0.06	)A	-		-

Total distributions	(0.29)		(0.57)		(0.57)		(0.58)		(0.83)		(0.90)

Redemption fees added to beneficial interests	-		-		-		0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.38		$9.51		$9.60		$9.48		$9.42		$10.34

Total returnC	1.73	%D	5.09%		7.46%		7.21%		(0.87)%		11.33%

Ratios and supplemental data:
Net assets, end of period	$614,301,904		$591,845,939		$577,349,417		$446,395,255		$300,014,547		$247,179,395
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.90	%E	0.88%		0.89%		0.91%		0.91%		0.94%
Expenses, net of reimbursements or recoupments	0.90	%E	0.88%		0.89%		0.91%		0.93%		0.94%
Net investment income, before expense reimbursements or recoupments	6.26	%E	5.90%		5.93%		6.28%		5.32%		5.77%
Net investment income, net of reimbursements or recoupments	6.26	%E	5.90%		5.93%		6.29%		5.30%		5.77%
Portfolio turnover rate	40	%D	51%		50%		57%		43%		38%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$9.49		$9.58		$9.45		$9.40		$10.32		$10.12

Income (loss) from investment operations:
Net investment income	0.26		0.51		0.53		0.50		0.50		0.56
Net gains (losses) on investments (both realized and unrealized)	(0.11)		(0.06)		0.15		0.10		(0.61)		0.52

Total income (loss) from investment operations	0.15		0.45		0.68		0.60		(0.11)		1.08

Less distributions:
Dividends from net investment income	(0.28)		(0.52)		(0.51)		(0.49)		(0.52)		(0.65)
Distributions from net realized gains	-		-		-		-		(0.29)		(0.23)
Tax return of capital	-		(0.02	)A	(0.04	)A	(0.06	)A	-		-

Total distributions	(0.28)		(0.54)		(0.55)		(0.55)		(0.81)		(0.88)

Redemption fees added to beneficial interests	-		-		-		0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.36		$9.49		$9.58		$9.45		$9.40		$10.32

Total returnC	1.60	%D	4.81%		7.31%		6.82%		(1.14)%		11.08%

Ratios and supplemental data:
Net assets, end of period	$79,779,997		$89,459,142		$115,679,739		$129,503,495		$196,928,349		$199,533,521
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.15	%E	1.14%		1.13%		1.17%		1.19%		1.11%
Expenses, net of reimbursements or recoupments	1.15	%E	1.14%		1.13%		1.18%		1.19%		1.11%
Net investment income, before expense reimbursements or recoupments	6.00	%E	5.62%		5.70%		5.97%		5.05%		5.68%
Net investment income, net of reimbursements or recoupments	6.00	%E	5.62%		5.70%		5.96%		5.05%		5.68%
Portfolio turnover rate	40	%D	51%		50%		57%		43%		38%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$9.53		$9.61		$9.49		$9.43		$10.36		$10.15

Income (loss) from investment operations:
Net investment income	0.17		0.48		0.55		0.54		0.49		0.57
Net gains (losses) on investments (both realized and unrealized)	(0.06)		(0.01)		0.11		0.07		(0.62)		0.49

Total income (loss) from investment operations	0.11		0.47		0.66		0.61		(0.13)		1.06

Less distributions:
Dividends from net investment income	(0.27)		(0.53)		(0.50)		(0.49)		(0.51)		(0.62)
Distributions from net realized gains	-		-		-		-		(0.29)		(0.23)
Tax return of capital	-		(0.02	)A	(0.04	)A	(0.06	)A	-		-

Total distributions	(0.27)		(0.55)		(0.54)		(0.55)		(0.80)		(0.85)

Redemption fees added to beneficial interests	-		-		-		0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.37		$9.53		$9.61		$9.49		$9.43		$10.36

Total returnC	1.25	%D	5.00%		7.12%		6.87%		(1.27)%		10.87%

Ratios and supplemental data:
Net assets, end of period	$22,760,919		$37,998,012		$84,955,157		$79,917,424		$81,147,262		$93,060,715
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.20	%E	1.07%		1.20%		1.23%		1.22%		1.33%
Expenses, net of reimbursements or recoupments	1.20	%E	1.07%		1.20%		1.24%		1.24%		1.32%
Net investment income, before expense reimbursements or recoupments	5.91	%E	5.65%		5.62%		5.99%		5.01%		5.44%
Net investment income, net of reimbursements or recoupments	5.91	%E	5.65%		5.62%		5.98%		4.99%		5.45%
Portfolio turnover rate	40	%D	51%		50%		57%		43%		38%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$9.56		$9.65		$9.53		$9.47		$10.40		$10.16

Income (loss) from investment operations:
Net investment income	0.24		0.48		0.47		0.48		0.42		0.49
Net gains (losses) on investments (both realized and unrealized)	(0.13)		(0.09)		0.12		0.06		(0.62)		0.50

Total income (loss) from investment operations	0.11		0.39		0.59		0.54		(0.20)		0.99

Less distributions:
Dividends from net investment income	(0.24)		(0.47)		(0.43)		(0.43)		(0.44)		(0.52)
Distributions from net realized gains	-		-		-		-		(0.29)		(0.23)
Tax return of capital	-		(0.01	)A	(0.04	)A	(0.05	)A	-		-

Total distributions	(0.24)		(0.48)		(0.47)		(0.48)		(0.73)		(0.75)

Redemption fees added to beneficial interests	-		-		-		0.00	B	0.00	B	0.00	B

Net asset value, end of period	$9.43		$9.56		$9.65		$9.53		$9.47		$10.40

Total returnC	1.24	%D	4.08%		6.33%		6.08%		(1.98)%		10.12%

Ratios and supplemental data:
Net assets, end of period	$56,271,230		$60,797,852		$69,698,961		$73,668,689		$73,213,378		$76,536,190
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.90	%E	1.85%		1.94%		1.97%		1.97%		2.08%
Expenses, net of reimbursements or recoupments	1.90	%E	1.85%		1.94%		1.99%		1.99%		2.07%
Net investment income, before expense reimbursements or recoupments	5.25	%E	4.93%		4.90%		5.26%		4.26%		4.68%
Net investment income, net of reimbursements or recoupments	5.25	%E	4.93%		4.90%		5.25%		4.24%		4.69%
Portfolio turnover rate	40	%D	51%		50%		57%		43%		38%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$10.28		$10.35	$10.20	$10.38		$10.49		$10.58

Income (loss) from investment operations:
Net investment income	0.23		0.53	0.46	0.51		0.52	A	0.57
Net gains (losses) on investments (both realized and unrealized)	(0.17)		(0.05)	0.18	(0.10)		0.06		0.14

Total income (loss) from investment operations	0.06		0.48	0.64	0.41		0.58		0.71

Less distributions:
Dividends from net investment income	(0.29)		(0.52)	(0.47)	(0.55)		(0.52)		(0.58)
Distributions from net realized gains	-		(0.03)	(0.02)	(0.04)		(0.17)		(0.22)

Total distributions	(0.29)		(0.55)	(0.49)	(0.59)		(0.69)		(0.80)

Net asset value, end of period	$10.05		$10.28	$10.35	$10.20		$10.38		$10.49

Total returnB	1.12	%C	4.71%	6.37%	4.12%		5.75%		6.92%

Ratios and supplemental data:
Net assets, end of period	$344,828,305		$391,526,212	$231,445,512	$63,147,618		$42,903,291		$19,578,492
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.81	%D	0.82%	0.85%	1.26%		1.88%		2.37%
Expenses, net of reimbursements or recoupments	0.84	%D	0.84%	0.84%	0.92	%E	0.90%		1.58	%F
Net investment income, before expense reimbursements or recoupments	5.76	%D	5.16%	4.51%	4.78%		4.06%		4.56%
Net investment income, net of reimbursements or recoupments	5.73	%D	5.14%	4.52%	5.12%		5.04%		5.35%
Portfolio turnover rate	40	%C	69%	86%	168%		196%		165%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.
F

The expense limitation for the Institutional Class Shares was reduced from 1.60% to 0.90% upon reorganization into the Trust. Prior to the reorganization on May 31, 2014, the Fund was organized as a closed-end, non-diversified, management investment company.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,		December 11, 2015A to August 31,

	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.29		$10.36	$10.21	$10.34

Income (loss) from investment operations:
Net investment income	0.23		0.52	0.46	0.53
Net gains (losses) on investments (both realized and unrealized)	(0.18)		(0.04)	0.17	(0.09)

Total income (loss) from investment operations	0.05		0.48	0.63	0.44

Less distributions:
Dividends from net investment income	(0.28)		(0.52)	(0.46)	(0.53)
Distributions from net realized gains	-		(0.03)	(0.02)	(0.04)

Total distributions	(0.28)		(0.55)	(0.48)	(0.57)

Net asset value, end of period	$10.06		$10.29	$10.36	$10.21

Total returnB	1.07	%C	4.68%	6.27%	4.37	%C

Ratios and supplemental data:
Net assets, end of period	$1,033,651,594		$1,260,705,246	$507,077,617	$22,952,034
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.88	%D	0.88%	0.92%	1.42	%D
Expenses, net of reimbursements or recoupments	0.88	%D	0.88%	0.93%	0.94	%D
Net investment income, before expense reimbursements or recoupments	5.68	%D	5.13%	4.43%	4.64	%D
Net investment income, net of reimbursements or recoupments	5.68	%D	5.13%	4.42%	5.11	%D
Portfolio turnover rate	40	%C	69%	86%	168	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,		December 11, 2015A to August 31,

	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.26		$10.33	$10.18	$10.33

Income (loss) from investment operations:
Net investment income	0.21		0.50	0.46	0.50
Net gains (losses) on investments (both realized and unrealized)	(0.17)		(0.04)	0.15	(0.09)

Total income (loss) from investment operations	0.04		0.46	0.61	0.41

Less distributions:
Dividends from net investment income	(0.27)		(0.50)	(0.44)	(0.52)
Distributions from net realized gains	-		(0.03)	(0.02)	(0.04)

Total distributions	(0.27)		(0.53)	(0.46)	(0.56)

Net asset value, end of period	$10.03		$10.26	$10.33	$10.18

Total returnB	0.86	%C	4.51%	6.12%	4.16	%C

Ratios and supplemental data:
Net assets, end of period	$352,576,112		$538,668,514	$129,817,379	$3,641,581
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.18	%D	1.04%	1.07%	1.31	%D
Expenses, net of reimbursements or recoupments	1.18	%D	1.04%	1.09%	1.22	%D
Net investment income, before expense reimbursements or recoupments	5.34	%D	5.02%	4.24%	4.26	%D
Net investment income, net of reimbursements or recoupments	5.34	%D	5.02%	4.22%	4.35	%D
Portfolio turnover rate	40	%C	69%	86%	168	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28,		Year Ended August 31,		December 11, 2015A to August 31,

	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.28		$10.35	$10.20	$10.33

Income (loss) from investment operations:
Net investment income	0.25		0.49	0.42	0.51
Net gains (losses) on investments (both realized and unrealized)	(0.19)		(0.04)	0.17	(0.10)

Total income (loss) from investment operations	0.06		0.45	0.59	0.41

Less distributions:
Dividends from net investment income	(0.27)		(0.49)	(0.42)	(0.50)
Distributions from net realized gains	-		(0.03)	(0.02)	(0.04)

Total distributions	(0.27)		(0.52)	(0.44)	(0.54)

Net asset value, end of period	$10.07		$10.28	$10.35	$10.20

Total returnB	0.92	%C	4.39%	5.92%	4.13	%C

Ratios and supplemental data:
Net assets, end of period	$53,924,077		$58,987,550	$32,450,342	$6,849,306
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.11	%D	1.13%	1.22%	1.67	%D
Expenses, net of reimbursements or recoupments	1.11	%D	1.14%	1.24%	1.24	%D
Net investment income, before expense reimbursements or recoupments	5.47	%D	4.85%	4.07%	4.51	%D
Net investment income, net of reimbursements or recoupments	5.47	%D	4.84%	4.04%	4.93	%D
Portfolio turnover rate	40	%C	69%	86%	168	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28,		Year Ended August 31,		December 11, 2015A to August 31,

	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.29		$10.35	$10.21	$10.33

Income (loss) from investment operations:
Net investment income	0.24		0.42	0.35	0.45
Net gains (losses) on investments (both realized and unrealized)	(0.19)		(0.04)	0.16	(0.08)

Total income (loss) from investment operations	0.05		0.38	0.51	0.37

Less distributions:
Dividends from net investment income	(0.23)		(0.41)	(0.35)	(0.45)
Distributions from net realized gains	-		(0.03)	(0.02)	(0.04)

Total distributions	(0.23)		(0.44)	(0.37)	(0.49)

Net asset value, end of period	$10.11		$10.29	$10.35	$10.21

Total returnB	0.55	%C	3.73%	5.03%	3.67	%C

Ratios and supplemental data:
Net assets, end of period	$69,110,364		$59,792,915	$31,434,098	$3,040,244
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.88	%D	1.88%	1.97%	2.55	%D
Expenses, net of reimbursements or recoupments	1.88	%D	1.88%	1.99%	1.99	%D
Net investment income, before expense reimbursements or recoupments	4.74	%D	4.10%	3.31%	3.50	%D
Net investment income, net of reimbursements or recoupments	4.74	%D	4.10%	3.29%	4.06	%D
Portfolio turnover rate	40	%C	69%	86%	168	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	SP ClassA
	Six Months Ended February 28,		Year Ended August 31,							May 31, 2014B to August 31,

	2019		2018	2017		2016		2015		2014

	(unaudited)
Net asset value, beginning of period	$10.30		$10.36	$10.19		$10.38		$10.49		$10.62	C

Income from investment operations:
Net investment income	0.25		0.49	0.25	D	0.30		0.43	D	0.13
Net gains (losses) on investments (both realized and unrealized)	(0.19)		(0.03)	0.37		0.07		0.12		(0.00	)E

Total income (loss) from investment operations	0.06		0.46	0.62		0.37		0.55		0.13

Less distributions:
Dividends from net investment income	(0.27)		(0.49)	(0.43)		(0.52)		(0.49)		(0.26)
Distributions from net realized gains	-		(0.03)	(0.02)		(0.04)		(0.17)		-

Total distributions	(0.27)		(0.52)	(0.45)		(0.56)		(0.66)		(0.26)

Net asset value, end of period	$10.09		$10.30	$10.36		$10.19		$10.38		$10.49

Total returnF	0.83	%G	4.49%	6.13%		3.70%		5.53%		1.19	%G

Ratios and supplemental data:
Net assets, end of period	$577,485		$705,984	$785,649		$11,651,032		$125,577		$1,138
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.04	%H	1.04%	1.08%		1.49%		1.74%		1.95	%H
Expenses, net of reimbursements or recoupments	1.15	%H	1.15%	1.12%		1.19	%I	1.15%		1.15	%H
Net investment income, before expense reimbursements or recoupments	5.54	%H	4.86%	4.25%		4.01%		3.59%		3.70	%H
Net investment income, net of reimbursements or recoupments	5.43	%H	4.75%	4.21%		4.30%		4.18%		4.50	%H
Portfolio turnover rate	40	%G	69%	86%		168%		196%		17	%G

A	Prior to the reorganization on December 11, 2015, the SP Class was known as the Investor Class.
B	Commencement of operations for the Predecessor Fund is December 31, 2010.
C	NAV at Class inception.
D	Per share amounts have been calculated using the average shares method.
E	Amount represents less than $0.01 per share.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.

See accompanying notes

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter for the Sound Point Floating Rate Income Fund and twenty days after the end of each month for the SiM High Yield Opportunities Fund.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund are service marks of American Beacon Advisors, Inc.

SAR 2/19

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

February 28, 2019

THE LONDON COMPANY INCOME EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links" and then ''Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds February 28, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

The market volatility of December 2018 – a month in which all major U.S. equity indexes declined and the year ended in negative territory – serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2019 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 0.32% for the six months ended February 28, 2019. The Fund outperformed the Russell 1000 Value Index (the “Index”) return of -1.62% for the same period.

Total Returns for the Period ended February 28, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 5/29/2012
Institutional Class (1,2,4)	ABCIX	0.48%	7.63%	11.93%	9.55%	11.89%
Y Class (1,2,4)	ABCYX	0.45%	7.60%	11.84%	9.48%	11.82%
Investor Class (1,2,4)	ABCVX	0.32%	7.24%	11.55%	9.20%	11.52%
A without Sales Charge (1,2,4)	ABCAX	0.31%	7.31%	11.54%	9.15%	11.44%
A with Sales Charge (1,2,4)	ABCAX	(5.47)%	1.16%	9.37%	7.87%	10.47%
C without Sales Charge (1,2,4)	ABECX	(0.10)%	6.47%	10.69%	8.32%	10.60%
C with Sales Charge (1,2,4)	ABECX	(1.10)%	5.47%	10.69%	8.32%	10.60%

Russell 1000® Value Index (3)		(1.62)%	3.16%	12.80%	8.09%	12.38%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2012 through 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and fully recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Institutional Class of the Fund was waived from 2012 through 2014, partially recovered in 2015, and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown from 2012 through 2014.

3.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 0.73%, 0.79%, 1.05%, 1.03%, and 1.81%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both security selection and sector allocation.

From a security selection standpoint, the Fund’s holdings in the Industrials, Energy and Health Care sectors contributed positively to performance. In the Industrials sector, companies that added to the Fund’s relative outperformance included Fastenal, Co. (up 15.8%) and Paccar, Inc. (up 3.4%). In the Energy sector, Kinder Morgan (up 10.6%) added to performance, while an absence from Schlumberger Ltd. (down 28.1%) also helped the Fund’s relative performance. In the Health Care sector, Merck & Co., Inc. (up 20.1%) contributed positively. The aforementioned positive performance was somewhat offset by security selection in the Information Technology and Consumer Discretionary sectors. In the Information Technology sector, Apple, Inc. (down 23.3%) and Microsoft Corp. (down 1.5%) detracted from relative performance, and Target Corp. (down 15.5%) also detracted from performance in the Consumer Discretionary sector.

From a sector allocation perspective, the Fund’s underweight in Energy (down 11.3%) and Financials (down 5.9%), and overweight in Information Technology (up 2.7%) contributed to the Fund’s relative performance, while an overweight in Industrials (down 4.6%) somewhat detracted.

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2019 (Unaudited)

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

Top Ten Holdings (% Net Assets)
Apple, Inc.		4.6
Carnival Corp.		4.5
Cisco Systems, Inc.		4.2
Merck & Co., Inc.		3.9
Wells Fargo & Co.		3.9
Norfolk Southern Corp.		3.7
PACCAR, Inc.		3.7
Intel Corp.		3.6
Cincinnati Financial Corp.		3.5
Johnson & Johnson		3.4

Total Fund Holdings	35

Sector Allocation (% Equities)
Information Technology		20.7
Industrials		16.9
Financials		15.7
Consumer Staples		11.0
Health Care		11.0
Consumer Discretionary		9.8
Energy		4.1
Real Estate		3.2
Utilities		3.1
Communication Services		2.9
Materials		1.6

3

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2019 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned -5.34% for the six-month period ended February 28, 2019. The Fund outperformed the Russell 2000® Index (the “Index”) return of -8.86%.

Total Returns for the Period ended February 28, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 6/1/2010
Institutional Class (1,3,5)	AZSIX	(5.23)%	10.24%	15.87%	8.99%	13.05%
Y Class (1,3,5)	AZSYX	(5.24)%	10.16%	15.76%	8.88%	12.93%
Investor Class (1,3,5)	AZSPX	(5.34)%	9.93%	15.44%	8.59%	12.62%
A without Sales Charge (1,3,5)	AZSAX	(5.36)%	9.83%	15.42%	8.57%	12.55%
A with Sales Charge (1,3,5)	AZSAX	(10.81)%	3.54%	13.17%	7.30%	11.80%
C without Sales Charge (1,2,3,5)	AZSCX	(5.71)%	9.08%	14.57%	7.76%	11.73%
C with Sales Charge (1,2,3,5)	AZSCX	(6.71)%	8.08%	14.57%	7.76%	11.73%

Russell 2000® Index (4)		(8.86)%	5.58%	16.67%	7.36%	12.35%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%.

2.

Fund performance represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

3.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.

The Russell 2000® Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares were 1.23%, 1.27%, 1.44%, 1.54%, and 2.29%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection. Sector allocation was also positive during this period.

From a stock selection standpoint, the Fund’s investments in the Health Care and Consumer Discretionary sectors contributed to relative performance. Innoviva, Inc. (up 7.2%), The Ensign Group, Inc. (up 26.4%), and Omnicell, Inc. (up 23.3%) contributed positively in the Health Care sector. Helen of Troy Ltd. (up 16.0%), Dorman Products, Inc. (up 7.3%), and Tupperware Brands Corp. (up 12.6%) contributed positively in the Consumer Discretionary sector. The aforementioned performance was slightly offset by stock selection in the Industrials sector. Maxar Technologies, Ltd. (down 52.0%), NL Industries (down 43.7%), and Deluxe Corp. (down 21.5%) detracted from relative performance in the Industrials sector.

From a sector allocation perspective, the Fund’s underweight position to the Energy sector and overweight position to the Information Technology sector contributed positively to relative performance. A partial offset to this performance was an underweight to the Communication Services sector.

4

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2019 (Unaudited)

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. The sub-advisor believes that when these quality companies are recognized by investors, trading volumes are likely to increase and stock prices are likely to rise.

Top Ten Holdings (% Net Assets)
Entegris, Inc.		1.7
j2 Global, Inc.		1.6
AVX Corp.		1.5
National General Holdings Corp.		1.4
Office Depot, Inc.		1.2
Mr Cooper Group, Inc.		1.1
Amedisys, Inc.		1.0
Enstar Group Ltd.		1.0
Insight Enterprises, Inc.		1.0
Omnicell, Inc.		1.0

Total Fund Holdings	295

Sector Allocation (% Equities)
Financials		19.9
Information Technology		17.5
Health Care		16.6
Industrials		16.5
Consumer Discretionary		9.6
Real Estate		5.8
Materials		4.1
Communication Services		2.6
Energy		2.6
Utilities		2.5
Consumer Staples		2.3

5

American Beacon FundsSM

Expense Examples

February 28, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

February 28, 2019 (Unaudited)

American Beacon The London Company Income Equity Fund

	Beginning Account Value 9/1/2018	Ending Account Value 2/28/2019	Expenses Paid During Period 9/1/2018-2/28/2019*
Institutional Class
Actual	$1,000.00	$1,004.80	$3.58
Hypothetical**	$1,000.00	$1,021.22	$3.61
Y Class
Actual	$1,000.00	$1,004.50	$3.93
Hypothetical**	$1,000.00	$1,020.88	$3.96
Investor Class
Actual	$1,000.00	$1,003.20	$5.26
Hypothetical**	$1,000.00	$1,019.54	$5.31
A Class
Actual	$1,000.00	$1,003.10	$5.31
Hypothetical**	$1,000.00	$1,019.49	$5.36
C Class
Actual	$1,000.00	$999.00	$9.07
Hypothetical**	$1,000.00	$1,015.72	$9.15

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.79%, 1.06%, 1.07%, and 1.83% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2018	Ending Account Value 2/28/2019	Expenses Paid During Period 9/1/2018-2/28/2019*
Institutional Class
Actual	$1,000.00	$947.70	$4.30
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$947.60	$4.78
Hypothetical**	$1,000.00	$1,019.89	$4.96
Investor Class
Actual	$1,000.00	$946.60	$6.13
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$946.40	$6.23
Hypothetical**	$1,000.00	$1,018.40	$6.46
C Class
Actual	$1,000.00	$942.90	$9.83
Hypothetical**	$1,000.00	$1,014.68	$10.19

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, 1.27%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.13%

Communication Services - 2.71%

Diversified Telecommunication Services - 2.71%
Verizon Communications, Inc.	494,539	$28,149,160

Consumer Discretionary - 9.33%

Hotels, Restaurants & Leisure - 4.47%
Carnival Corp.	802,890	46,374,926

Leisure Products - 0.74%
Hasbro, Inc.	89,987	7,639,896

Multiline Retail - 1.74%
Target Corp.	249,300	18,109,152

Specialty Retail - 2.38%
Lowe’s Cos, Inc.	234,938	24,689,635

Total Consumer Discretionary		96,813,609

Consumer Staples - 10.44%

Beverages - 5.10%
Coca-Cola Co.	384,537	17,434,908
Diageo PLC, Sponsored ADR	228,790	35,412,116

		52,847,024

Food Products - 2.00%
Nestle S.A., Sponsored ADR	230,100	20,784,933

Tobacco - 3.34%
Altria Group, Inc.	424,401	22,242,856
Philip Morris International, Inc.	142,670	12,403,730
		34,646,586

Total Consumer Staples		108,278,543

Energy - 3.86%

Oil, Gas & Consumable Fuels - 3.86%
Chevron Corp.	197,454	23,611,549
Kinder Morgan, Inc.	857,475	16,429,221

		40,040,770

Total Energy		40,040,770

Financials - 14.98%

Banks - 3.93%
Wells Fargo & Co.	817,883	40,804,183

Capital Markets - 5.32%
BlackRock, Inc.	79,722	35,334,385
Franklin Resources, Inc.	609,200	19,866,012

		55,200,397

Diversified Financial Services - 2.24%
Berkshire Hathaway, Inc., Class BA	115,720	23,294,436

Insurance - 3.49%
Cincinnati Financial Corp.	416,671	36,175,376

Total Financials		155,474,392

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.13% (continued)

Health Care - 10.50%

Pharmaceuticals - 10.50%
Johnson & Johnson	259,642	$35,477,483
Merck & Co., Inc.	491,993	39,994,111
Pfizer, Inc.	771,183	33,430,783

		108,902,377

Total Health Care		108,902,377

Industrials - 16.09%

Aerospace & Defense - 2.24%
General Dynamics Corp.	136,775	23,281,841

Air Freight & Logistics - 3.06%
United Parcel Service, Inc., Class B	287,871	31,723,384

Machinery - 3.73%
PACCAR, Inc.	570,663	38,690,951

Road & Rail - 3.71%
Norfolk Southern Corp.	214,640	38,484,952

Trading Companies & Distributors - 3.35%
Fastenal Co.	552,600	34,780,644

Total Industrials		166,961,772

Information Technology - 19.73%

Communications Equipment - 4.16%
Cisco Systems, Inc.	833,340	43,142,012

IT Services - 2.73%
Paychex, Inc.	367,591	28,311,859

Semiconductors & Semiconductor Equipment - 5.61%
Intel Corp.	698,141	36,973,547
Texas Instruments, Inc.	200,510	21,209,948

		58,183,495

Software - 2.64%
Microsoft Corp.	244,938	27,440,404

Technology Hardware, Storage & Peripherals - 4.59%
Apple, Inc.	275,053	47,625,427

Total Information Technology		204,703,197

Materials - 1.55%

Chemicals - 1.55%
NewMarket Corp.	36,761	16,138,079

Real Estate - 3.00%

Equity Real Estate Investment Trusts (REITs) - 3.00%
Crown Castle International Corp.	262,150	31,130,312

Utilities - 2.94%

Electric Utilities - 1.80%
Duke Energy Corp.	208,681	18,710,339

See accompanying notes

9

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.13% (continued)

Utilities - 2.94% (continued)

Multi-Utilities - 1.14%
Dominion Energy, Inc.	159,338	$11,805,352

Total Utilities		30,515,691

Total Common Stocks (Cost $764,428,675)		987,107,902

SHORT-TERM INVESTMENTS - 4.02% (Cost $41,677,597)

Investment Companies - 4.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.33%B C	41,677,597	41,677,597

TOTAL INVESTMENTS - 99.15% (Cost $806,106,272)		1,028,785,499
OTHER ASSETS, NET OF LIABILITIES - 0.85%		8,786,528

TOTAL NET ASSETS - 100.00%		$1,037,572,027

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on February 28, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	280	March 2019	$ 37,157,332	$38,985,800	$1,828,468

			$ 37,157,332	$38,985,800	$1,828,468

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2019, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$987,107,902	$-	$-	$987,107,902
Short-Term Investments	41,677,597	-	-	41,677,597

Total Investments in Securities - Assets	$1,028,785,499	$-	$-	$1,028,785,499

Financial Derivative Instruments - Assets
Futures Contracts	$1,828,468	$-	$-	$1,828,468

Total Financial Derivative Instruments - Assets	$1,828,468	$-	$-	$1,828,468

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended February 28, 2019, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08%

Communication Services - 2.51%

Interactive Media & Services - 0.14%
TravelzooA	7,959	$105,616

Media - 2.27%
Entravision Communications Corp., Class A	22,236	87,832
Loral Space & Communications, Inc.A	7,674	313,943
MSG Networks, Inc., Class AA	24,413	589,330
National CineMedia, Inc.	19,851	153,646
Saga Communications, Inc., Class A	2,328	78,221
Scholastic Corp.	9,938	420,477
TechTarget, Inc.A	4,991	82,751

		1,726,200

Wireless Telecommunication Services - 0.10%
Spok Holdings, Inc.	5,302	73,221

Total Communication Services		1,905,037

Consumer Discretionary - 9.38%

Auto Components - 0.88%
LCI Industries	6,694	545,427
Shiloh Industries, Inc.A	19,412	120,937

		666,364

Distributors - 0.20%
Weyco Group, Inc.	4,983	151,084

Diversified Consumer Services - 1.29%
American Public Education, Inc.A	7,710	249,110
Career Education Corp.A	44,156	733,873

		982,983

Hotels, Restaurants & Leisure - 0.56%
Monarch Casino & Resort, Inc.A	4,235	185,705
Nathan’s Famous, Inc.	1,421	101,005
RCI Hospitality Holdings, Inc.	3,375	78,941
Town Sports International Holdings, Inc.A	10,547	57,481

		423,132

Household Durables - 1.14%
Bassett Furniture Industries, Inc.	5,895	116,426
Flexsteel Industries, Inc.	2,641	65,735
Green Brick Partners, Inc.A	50,917	453,670
Hooker Furniture Corp.	7,259	227,933

		863,764

Internet & Direct Marketing Retail - 0.52%
1-800-Flowers.com, Inc., Class AA	17,916	319,622
Leaf Group Ltd.A	8,895	72,316

		391,938

Leisure Products - 1.33%
Escalade, Inc.	11,480	140,056
Johnson Outdoors, Inc., Class A	3,821	250,810
Marine Products Corp.	20,312	287,618
MasterCraft Boat Holdings, Inc.A	13,419	331,047

		1,009,531

See accompanying notes

11

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Consumer Discretionary - 9.38% (continued)

Specialty Retail - 2.92%
America’s Car-Mart, Inc.A	4,049	$330,398
Citi Trends, Inc.	5,589	120,946
Haverty Furniture Cos, Inc.	8,911	217,072
J. Jill, Inc.A	24,085	143,306
Office Depot, Inc.	259,195	899,407
RTW RetailWinds, Inc.A	39,231	119,262
Sportsman’s Warehouse Holdings, Inc.A	18,044	113,497
Winmark Corp.	1,573	270,949

		2,214,837

Textiles, Apparel & Luxury Goods - 0.54%
Culp, Inc.	6,460	119,833
Rocky Brands, Inc.	3,561	106,652
Superior Group of Cos., Inc.	10,709	186,122

		412,607

Total Consumer Discretionary		7,116,240

Consumer Staples - 2.25%

Food & Staples Retailing - 0.80%
Ingles Markets, Inc., Class A	2,875	89,470
SpartanNash Co.	11,845	224,818
Village Super Market, Inc., Class A	2,851	87,383
Weis Markets, Inc.	4,076	205,064

		606,735

Household Products - 0.29%
Central Garden & Pet Co., Class AA	7,909	220,266

Personal Products - 0.83%
Inter Parfums, Inc.	8,519	628,446

Tobacco - 0.33%
Turning Point Brands, Inc.	6,092	249,102

Total Consumer Staples		1,704,549

Energy - 2.58%

Energy Equipment & Services - 0.83%
Mammoth Energy Services, Inc.	23,885	549,116
RigNet, Inc.A	5,407	83,701

		632,817

Oil, Gas & Consumable Fuels - 1.75%
Adams Resources & Energy, Inc.	1,834	72,883
Evolution Petroleum Corp.	10,789	76,278
Goodrich Petroleum Corp.A	5,673	73,579
Hallador Energy Co.	12,507	67,163
NACCO Industries, Inc., Class A	2,158	78,918
Panhandle Oil and Gas, Inc., Class A	4,389	72,067
Par Pacific Holdings, Inc.A	11,935	201,702
Renewable Energy Group, Inc.A	6,409	170,287
SilverBow Resources, Inc.A	11,599	260,977
W&T Offshore, Inc.A	48,551	252,951

		1,326,805

Total Energy		1,959,622

See accompanying notes

12

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Financials - 19.55%

Banks - 11.96%
ACNB Corp.	1,944	$76,594
American National Bankshares, Inc.	3,376	120,861
BancFirst Corp.	12,220	688,964
Bar Harbor Bankshares	3,388	87,478
BCB Bancorp, Inc.	6,430	84,362
Bryn Mawr Bank Corp.	7,744	315,645
C&F Financial Corp.	1,049	54,118
Central Valley Community Bancorp	4,654	90,613
Civista Bancshares, Inc.	6,043	128,897
CNB Financial Corp.	6,088	169,246
Codorus Valley Bancorp, Inc.	3,084	69,945
Community Financial Corp.	2,121	63,757
County Bancorp, Inc.	4,021	76,761
Enterprise Bancorp, Inc.	2,880	91,354
Evans Bancorp, Inc.	1,818	64,812
Farmers National Banc Corp.	6,401	94,223
First Bancorp, Inc.	2,566	67,614
First Financial Corp.	4,998	221,811
First Mid-Illinois Bancshares, Inc.	6,962	243,043
Great Southern Bancorp, Inc.	5,471	309,823
Horizon Bancorp, Inc.	15,421	272,489
International Bancshares Corp.	14,605	596,176
LCNB Corp.	4,788	81,396
Live Oak Bancshares, Inc.B	14,900	241,529
Macatawa Bank Corp.	11,938	130,244
Middlefield Banc Corp.	1,522	63,848
Midland States Bancorp, Inc.	9,808	250,104
MutualFirst Financial, Inc.	3,680	115,699
Nicolet Bankshares, Inc.A	3,266	187,534
Northeast Bancorp	3,553	72,055
Northrim BanCorp, Inc.	2,521	94,563
Oak Valley Bancorp	3,134	55,942
Old Second Bancorp, Inc.	10,559	150,782
Orrstown Financial Services, Inc.	3,506	71,593
Pacific City Financial Corp.	6,825	116,025
Pacific Mercantile BancorpA	8,027	66,223
Parke Bancorp, Inc.	3,473	77,066
Peoples Bancorp, Inc.	7,714	257,185
Peoples Financial Services Corp.	1,770	77,437
Premier Financial Bancorp, Inc.	3,774	62,535
QCR Holdings, Inc.	6,747	241,205
Renasant Corp.	20,053	767,629
Republic Bancorp, Inc., Class A	8,252	373,320
Shore Bancshares, Inc.	4,812	75,789
Stock Yards Bancorp, Inc.	7,101	252,938
Summit Financial Group, Inc.	4,740	115,703
Towne Bank	27,397	755,335
United Security Bancshares	6,385	68,958
Unity Bancorp, Inc.	5,172	114,249
West Bancorporation, Inc.	6,282	145,240

		9,070,712

Capital Markets - 1.47%
B. Riley Financial, Inc.	6,524	111,169
Cohen & Steers, Inc.	13,339	557,037
Diamond Hill Investment Group, Inc.	885	125,635
Donnelley Financial Solutions, Inc.A	6,651	94,511

See accompanying notes

13

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Financials - 19.55% (continued)

Capital Markets - 1.47% (continued)
GAMCO Investors, Inc., Class A	4,742	$97,116
Pzena Investment Management, Inc., Class A	6,694	66,672
Westwood Holdings Group, Inc.	1,679	64,893

		1,117,033

Consumer Finance - 0.48%
Enova International, Inc.A	9,208	234,988
EZCORP, Inc., Class AA	13,169	128,661

		363,649

Diversified Financial Services - 0.18%
Marlin Business Services Corp.	5,590	131,589

Insurance - 2.79%
Enstar Group Ltd.A	4,391	783,354
Independence Holding Co.	3,533	134,925
Investors Title Co.	425	72,424
National General Holdings Corp.	40,566	1,047,009
NI Holdings, Inc.A	5,199	78,453

		2,116,165

Mortgage Real Estate Investment Trusts (REITs) - 0.16%
Great Ajax Corp.	8,899	117,734

Thrifts & Mortgage Finance - 2.51%
First Defiance Financial Corp.	7,716	238,733
Home Bancorp, Inc.	3,803	134,512
Mr Cooper Group, Inc.A	58,575	799,549
Southern Missouri Bancorp, Inc.	3,931	142,224
Waterstone Financial, Inc.	6,659	112,137
WSFS Financial Corp.	11,058	478,590

		1,905,745

Total Financials		14,822,627

Health Care - 16.27%

Biotechnology - 3.09%
Avid Bioservices, Inc.A	31,881	124,017
BioSpecifics Technologies Corp.A	1,835	127,441
ChemoCentryx, Inc.A	12,853	138,170
Emergent BioSolutions, Inc.A	1,329	77,547
Enanta Pharmaceuticals, Inc.A	1,603	164,372
Fennec Pharmaceuticals, Inc.A	17,568	116,827
FibroGen, Inc.A	1,262	72,944
Genomic Health, Inc.A	6,200	471,014
Halozyme Therapeutics, Inc.A	8,340	143,865
Myriad Genetics, Inc.A	2,794	86,698
Natera, Inc.A	9,598	152,032
PDL BioPharma, Inc.A	29,977	108,816
Repligen Corp.A	2,644	157,371
Retrophin, Inc.A	5,923	133,623
Vanda Pharmaceuticals, Inc.A	3,605	72,965
Veracyte, Inc.A	6,533	132,032
Xencor, Inc.A	2,186	66,323

		2,346,057

See accompanying notes

14

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Health Care - 16.27% (continued)

Health Care Equipment & Supplies - 5.29%
Anika Therapeutics, Inc.A	1,912	$62,388
AtriCure, Inc.A	6,206	198,220
Atrion Corp.	344	270,511
AxoGen, Inc.A	5,370	99,130
Cardiovascular Systems, Inc.A	2,680	94,792
CONMED Corp.	5,648	434,331
FONAR Corp.A	2,837	61,421
Lantheus Holdings, Inc.A	6,639	151,701
LeMaitre Vascular, Inc.	2,478	74,142
Meridian Bioscience, Inc.	11,900	203,133
Neogen Corp.A	10,612	657,519
Orthofix Medical, Inc.A	3,483	212,811
Quidel Corp.A	9,403	616,461
RTI Surgical, Inc.A	15,644	77,907
SeaSpine Holdings Corp.A	4,241	65,057
STAAR Surgical Co.A	7,091	260,949
Surmodics, Inc.A	2,294	133,855
Utah Medical Products, Inc.	703	59,671
Varex Imaging Corp.A	8,739	274,754

		4,008,753

Health Care Providers & Services - 4.18%
Addus HomeCare Corp.A	3,778	253,919
Amedisys, Inc.A	6,363	790,921
CorVel Corp.A	4,259	286,631
Cross Country Healthcare, Inc.A	7,214	63,050
Ensign Group, Inc.	14,893	736,459
Magellan Health, Inc.A	4,326	294,644
National HealthCare Corp.	3,028	246,509
National Research Corp., Class A	9,326	363,061
RadNet, Inc.A	10,143	138,351

		3,173,545

Health Care Technology - 1.56%
HealthStream, Inc.	4,836	134,441
NextGen Healthcare, Inc.A	14,956	261,730
Omnicell, Inc.A	9,238	784,768

		1,180,939

Life Sciences Tools & Services - 0.91%
Harvard Bioscience, Inc.A	21,948	88,231
Luminex Corp.	8,700	221,676
NeoGenomics, Inc.A	19,501	382,220

		692,127

Pharmaceuticals - 1.24%
Corcept Therapeutics, Inc.A B	17,521	218,487
Innoviva, Inc.A	32,620	512,134
Phibro Animal Health Corp., Class A	7,059	206,829

		937,450

Total Health Care		12,338,871

Industrials - 16.23%

Air Freight & Logistics - 0.13%
Radiant Logistics, Inc.A	15,651	100,010

See accompanying notes

15

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Industrials - 16.23% (continued)

Building Products - 2.64%
Apogee Enterprises, Inc.	7,109	$253,720
Builders FirstSource, Inc.A	35,445	493,749
CSW Industrials, Inc.A	4,818	273,566
Patrick Industries, Inc.A	8,602	388,897
Universal Forest Products, Inc.	19,020	589,049

		1,998,981

Commercial Services & Supplies - 5.19%
ACCO Brands Corp.	40,293	374,725
Deluxe Corp.	11,862	551,939
Ennis, Inc.	7,871	166,865
Herman Miller, Inc.	18,664	684,595
HNI Corp.	11,230	433,815
Interface, Inc.	17,053	302,691
Kimball International, Inc., Class B	8,805	138,150
Knoll, Inc.	13,373	282,973
Matthews International Corp., Class A	11,489	456,918
NL Industries, Inc.A	54,482	235,907
SP Plus Corp.A	6,620	227,728
VSE Corp.	2,230	78,830

		3,935,136

Electrical Equipment - 0.10%
Preformed Line Products Co.	1,277	76,237

Machinery - 2.86%
Blue Bird Corp.A	4,896	91,066
Commercial Vehicle Group, Inc.A	17,373	138,984
Franklin Electric Co., Inc.	13,624	724,933
Global Brass & Copper Holdings, Inc.	7,502	253,192
Lydall, Inc.A	3,470	97,681
Miller Industries, Inc.	2,621	88,878
Omega Flex, Inc.	2,137	157,924
Park-Ohio Holdings Corp.	7,302	232,131
Standex International Corp.	3,639	298,434
Twin Disc, Inc.A	4,907	86,805

		2,170,028

Professional Services - 1.77%
Forrester Research, Inc.	5,246	263,349
GP Strategies Corp.A	5,326	89,157
Kelly Services, Inc., Class A	15,242	367,790
Kforce, Inc.	7,618	281,942
Resources Connection, Inc.	5,689	98,818
TrueBlue, Inc.A	10,341	238,050

		1,339,106

Road & Rail - 0.38%
Universal Logistics Holdings, Inc.	12,954	286,931

Trading Companies & Distributors - 3.16%
Applied Industrial Technologies, Inc.	11,410	663,377
BMC Stock Holdings, Inc.A	21,583	412,883
Foundation Building Materials, Inc.A	14,097	156,759
H&E Equipment Services, Inc.	8,009	230,579
Lawson Products, Inc.A	2,879	90,890
Rush Enterprises, Inc., Class A	11,573	485,140

See accompanying notes

16

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Industrials - 16.23% (continued)

Trading Companies & Distributors - 3.16% (continued)
Systemax, Inc.	13,859	$280,783
Willis Lease Finance Corp.A	1,817	76,423

		2,396,834

Total Industrials		12,303,263

Information Technology - 17.21%

Communications Equipment - 1.54%
Clearfield, Inc.A	5,738	83,316
DASAN Zhone Solutions, Inc.A	5,897	81,555
Plantronics, Inc.	15,208	764,050
Ribbon Communications, Inc.A	45,689	235,298

		1,164,219

Electronic Equipment, Instruments & Components - 5.82%
Anixter International, Inc.A	10,934	641,607
AVX Corp.	63,853	1,162,125
Bel Fuse, Inc., Class B	4,446	108,705
CTS Corp.	9,745	313,009
ePlus, Inc.A	4,028	360,264
Insight Enterprises, Inc.A	14,009	781,982
Kimball Electronics, Inc.A	6,506	100,843
Napco Security Technologies, Inc.A	4,323	92,901
PC Connection, Inc.	10,998	442,560
ScanSource, Inc.A	10,836	406,892

		4,410,888

IT Services - 3.50%
CSG Systems International, Inc.	10,847	450,693
Hackett Group, Inc.	9,629	156,568
Information Services Group, Inc.A	19,228	82,873
NIC, Inc.	11,757	200,927
Presidio, Inc.	39,829	662,356
PRGX Global, Inc.A	6,823	64,000
Sykes Enterprises, Inc.A	16,426	486,045
TTEC Holdings, Inc.	16,181	554,361

		2,657,823

Semiconductors & Semiconductor Equipment - 3.41%
Advanced Energy Industries, Inc.A	6,550	329,924
Alpha & Omega Semiconductor Ltd.A	8,744	94,085
Amkor Technology, Inc.A	75,087	659,264
Cohu, Inc.	11,599	207,506
Entegris, Inc.	36,572	1,292,089

		2,582,868

Software - 2.94%
American Software, Inc., Class A	6,922	80,226
Ebix, Inc.B	8,602	501,239
j2 Global, Inc.	14,598	1,240,976
MajescoA	11,140	81,099
QAD, Inc., Class A	4,066	184,027
Zix Corp.A	15,949	144,019

		2,231,586

Total Information Technology		13,047,384

See accompanying notes

17

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Materials - 4.03%

Chemicals - 3.69%
Chase Corp.	2,416	$233,265
Hawkins, Inc.	2,398	98,846
Innophos Holdings, Inc.	5,154	171,113
Innospec, Inc.	9,115	746,154
Koppers Holdings, Inc.A	8,142	200,212
Kronos Worldwide, Inc.	39,405	600,926
OMNOVA Solutions, Inc.A	15,281	124,540
Tredegar Corp.	7,086	123,438
Valhi, Inc.	123,523	500,268

		2,798,762

Construction Materials - 0.15%
United States Lime & Minerals, Inc.	1,549	111,528

Metals & Mining - 0.19%
Olympic Steel, Inc.	3,581	69,543
Synalloy Corp.	4,938	75,403

		144,946

Total Materials		3,055,236

Real Estate - 5.64%

Equity Real Estate Investment Trusts (REITs) - 3.69%
Alexander’s, Inc.	1,126	429,805
BRT Apartments Corp.	6,747	89,735
LTC Properties, Inc.	9,647	428,520
NexPoint Residential Trust, Inc.	6,348	228,147
One Liberty Properties, Inc.	3,805	109,660
PotlatchDeltic Corp.	12,995	467,690
PS Business Parks, Inc.	5,103	751,009
Saul Centers, Inc.	5,118	290,037

		2,794,603

Real Estate Management & Development - 1.95%
Consolidated-Tomoka Land Co.	1,138	67,256
HFF, Inc., Class A	9,040	408,608
Marcus & Millichap, Inc.A	10,845	418,834
Maui Land & Pineapple Co., Inc.A	5,362	61,180
RE/MAX Holdings, Inc., Class A	2,459	96,467
RMR Group, Inc., Class A	5,147	368,268
Stratus Properties, Inc.A	2,507	60,920

		1,481,533

Total Real Estate		4,276,136

Utilities - 2.43%

Electric Utilities - 1.61%
MGE Energy, Inc.	8,379	535,586
Otter Tail Corp.	13,659	686,774

		1,222,360

Gas Utilities - 0.08%
RGC Resources, Inc.	2,218	61,128

Water Utilities - 0.74%
Artesian Resources Corp., Class A	2,251	88,329
Consolidated Water Co., Ltd.	5,452	72,021

See accompanying notes

18

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.08% (continued)

Utilities - 2.43% (continued)

Water Utilities - 0.74% (continued)
Middlesex Water Co.	5,013	$295,115
York Water Co.	2,937	107,054

		562,519

Total Utilities		1,846,007

Total Common Stocks (Cost $68,400,931)		74,374,972

SHORT-TERM INVESTMENTS - 1.65% (Cost $1,250,188)

Investment Companies - 1.65%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.33%C D	1,250,188	1,250,188

SECURITIES LENDING COLLATERAL - 0.90% (Cost $679,578)

Investment Companies - 0.90%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.33%C D	679,578	679,578

TOTAL INVESTMENTS - 100.63% (Cost $70,330,697)		76,304,738
LIABILITIES, NET OF OTHER ASSETS - (0.63%)		(478,141)

TOTAL NET ASSETS - 100.00%		$75,826,597

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at February 28, 2019.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

Long Futures Contracts Open on February 28, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	15	March 2019	$ 1,151,386	$1,181,625	$30,239

			$ 1,151,386	$1,181,625	$30,239

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2019, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$74,374,972	$-	$-	$74,374,972
Short-Term Investments	1,250,188	-	-	1,250,188
Securities Lending Collateral	679,578	-	-	679,578

Total Investments in Securities - Assets	$76,304,738	$-	$-	$76,304,738

Financial Derivative Instruments - Assets
Futures Contracts	$30,239	$-	$-	$30,239

Total Financial Derivative Instruments - Assets	$30,239	$-	$-	$30,239

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended February 28, 2019, there were no transfers into or out of Level 3.

See accompanying notes

19

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$987,107,902	$74,374,972
Investments in affiliated securities, at fair value‡	41,677,597	1,929,766
Deposits with broker for futures contracts	-	11,255
Dividends and interest receivable	3,325,985	73,939
Receivable for fund shares sold	5,311,678	160,946
Receivable for expense reimbursement (Note 2)	-	12,483
Receivable for variation margin on open futures contracts (Note 5)	1,829,070	30,292
Prepaid expenses	49,169	35,467

Total assets	1,039,301,401	76,629,120

Liabilities:
Payable for fund shares redeemed	662,782	28,108
Cash due to broker for futures contracts	288,932	-
Management and sub-advisory fees payable (Note 2)	504,381	50,121
Service fees payable (Note 2)	116,818	5,017
Transfer agent fees payable (Note 2)	48,884	4,392
Payable upon return of securities loaned (Note 8)§	-	679,578
Custody and fund accounting fees payable	37,065	8,383
Professional fees payable	25,636	25,548
Trustee fees payable (Note 2)	15,811	955
Payable for prospectus and shareholder reports	24,922	176
Other liabilities	4,143	245

Total liabilities	1,729,374	802,523

Net assets	$1,037,572,027	$75,826,597

Analysis of net assets:
Paid-in-capital	$773,558,259	$72,847,374
Total distributable earnings (deficits)A	264,013,768	2,979,223

Net assets	$1,037,572,027	$75,826,597

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	12,930,009	842,849

Y Class	34,265,489	2,936,568

Investor Class	1,348,184	678,606

A Class	3,200,034	242,469

C Class	7,256,655	196,291

Net assets:
Institutional Class	$228,712,142	$13,051,190

Y Class	$602,908,870	$45,823,825

Investor Class	$23,756,834	$10,388,339

A Class	$56,052,334	$3,717,733

C Class	$126,141,847	$2,845,510

Net asset value, offering and redemption price per share:
Institutional Class	$17.69	$15.48

Y Class	$17.60	$15.60

Investor Class	$17.62	$15.31

A Class	$17.52	$15.33

A Class (offering price)	$18.59	$16.27

C Class	$17.38	$14.50

† Cost of investments in unaffiliated securities	$764,428,675	$68,400,931
‡ Cost of investments in affiliated securities	$41,677,597	$1,929,766
§ Fair value of securities on loan	$-	$656,807

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2019 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$14,406,346	$673,339
Dividend income from affiliated securities (Note 8)	364,294	12,180
Interest income	5,710	253
Income derived from securities lending (Note 9)	-	817

Total investment income	14,776,350	686,589

Expenses:
Management and sub-advisory fees (Note 2)	3,201,764	308,480
Transfer agent fees:
Institutional Class (Note 2)	20,563	2,801
Y Class (Note 2)	242,207	14,181
Investor Class	1,260	898
A Class	1,785	317
C Class	2,949	316
Custody and fund accounting fees	57,567	16,087
Professional fees	40,660	22,988
Registration fees and expenses	43,725	37,471
Service fees (Note 2):
Investor Class	41,971	15,798
A Class	29,444	2,395
C Class	72,319	1,546
Distribution fees (Note 2):
A Class	67,368	5,043
C Class	616,783	14,204
Prospectus and shareholder report expenses	21,641	3,161
Trustee fees (Note 2)	32,160	2,112
Other expenses	20,571	3,219

Total expenses	4,514,737	451,017

Net fees waived and expenses (reimbursed) / recouped (Note 2)	-	(80,407)

Net expenses	4,514,737	370,610

Net investment income	10,261,613	315,979

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	44,031,646	(2,858,770)
Commission recapture (Note 1)	2,790	-
Foreign currency transactions	-	(81)
Futures contracts	(1,348,460)	(6,940)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(49,367,528)	(1,810,149)
Futures contracts	1,550,418	21,122

Net (loss) from investments	(5,131,134)	(4,654,818)

Net increase (decrease) in net assets resulting from operations	$5,130,479	$(4,338,839)

† Foreign taxes	$-	$2,104

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

21

American Beacon FundsSM

Statements of Changes in Net Assets

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
	Six Months Ended February 28, 2019	Year Ended August 31, 2018	Six Months Ended February 28, 2019	Year Ended August 31, 2018
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$10,261,613	$20,475,574	$315,979	$276,643
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	42,685,976	21,722,969	(2,865,791)	6,346,625
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	(47,817,110)	105,835,036	(1,789,027)	5,661,903

Net increase (decrease) in net assets resulting from operations	5,130,479	148,033,579	(4,338,839)	12,285,171

Distributions to shareholders:
Net investment income:
Institutional Class	-	(4,670,451)	-	(15,431)
Y Class	-	(12,791,912)	-	(56,016)
Investor Class	-	(579,365)	-	(11,670)
A Class	-	(1,295,100)	-	(4,944)
C Class	-	(1,456,384)	-	-
Net realized gain from investments:
Institutional Class	-	-	-	(616,281)
Y Class	-	-	-	(2,237,225)
Investor Class	-	-	-	(597,062)
A Class	-	-	-	(300,058)
C Class	-	-	-	(180,750)
Total retained earnings:*
Institutional Class	(6,080,288)	-	(1,075,441)	-
Y Class	(15,339,546)	-	(3,866,855)	-
Investor Class	(652,521)	-	(847,909)	-
A Class	(1,429,396)	-	(345,371)	-
C Class	(2,858,502)	-	(277,583)	-

Net distributions to shareholders	(26,360,253)	(20,793,212)	(6,413,159)	(4,019,437)

Capital share transactions (Note 11):
Proceeds from sales of shares	149,894,385	187,282,549	21,678,737	59,061,135
Reinvestment of dividends and distributions	15,049,221	11,435,964	6,373,935	3,987,828
Cost of shares redeemed	(140,022,488)	(455,348,646)	(19,777,064)	(35,541,319)

Net increase (decrease) in net assets from capital share transactions	24,921,118	(256,630,133)	8,275,608	27,507,644

Net increase (decrease) in net assets	3,691,344	(129,389,766)	(2,476,390)	35,773,378

Net assets:
Beginning of period	1,033,880,683	1,163,270,449	78,302,987	42,529,609

End of period	$1,037,572,027	$1,033,880,683	$75,826,597	$78,302,987

* Distributions from net investment income and net realized capital gains are combined for the period ended February 28, 2019. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

22

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2019, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended February 28, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

23

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors—sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors—sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Dividends, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. If all or a portion of any Fund distribution exceeds the sum of the Fund’s investment company taxable income and realized net capital gain for a taxable year, the excess would be treated (i) first, as dividend

24

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

income to the extent of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes (“E&P”), (ii) then as a tax-free “return of capital,” reducing a Shareholder’s adjusted tax basis in his or her Shares (which would result in a higher tax liability when the Shares are sold, even if they had not increased in value, or, in fact, had lost value), and (iii) then, after that basis is reduced to zero, as realized capital gain (assuming the Shares are held as capital assets), long- or short-term, depending on the Shareholder’s holding period for the Shares.

Section 19(a) of the Investment Company Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any distribution from a source other than net income that adequately discloses its source or sources. Thus, if the source of a distribution were the original capital contribution of the Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable. For the period ended February 28, 2019, there was recapture in The London Company Income Equity Fund.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund (the “Trusts”) will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

25

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the applicable Fund’s average daily net assets according to the following schedules:

The London Company of Virginia, LLC

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

Zebra Capital Management, LLC

First $350 million	0.55%
Next $400 million	0.50%
Over $750 million	0.45%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2019 were as follows:

The London Company Income Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,698,139
Sub-Advisor Fees	0.30%	1,503,625

Total	0.65%	$3,201,764

Zebra Small Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$121,119
Sub-Advisor Fees	0.55%	187,361

Total	0.90%	$308,480

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Funds pay to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended February 28, 2019, the Manager received securities lending fees of $98 for the securities lending activities of Zebra Small Cap Equity Fund.

26

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee up of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended February 28, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$248,487
Zebra Small Cap Equity	15,017

As of February 28, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$40,876
Zebra Small Cap Equity	3,375

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2019, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
The London Company Income Equity	$16,628	$-	$16,628
Zebra Small Cap Equity	574	114	688

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the Funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2019, the Zebra Small Cap Equity Fund borrowed on average $621,929 for 9 days at an average rate of 2.89% with interest charges of $440. During the period ended February 28, 2019, The London Company Income Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended February 28, 2019, the Manager waived and/or reimbursed expenses as follows:

	Class	Expense Cap	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Fund		9/1/2018 - 2/28/2019
Zebra Small Cap Equity	Institutional	0.89%	$16,620	$-	2022
Zebra Small Cap Equity	Y	0.99%	45,230	-	2022
Zebra Small Cap Equity	Investor	1.27%	10,686	-	2022
Zebra Small Cap Equity	A	1.29%	4,624	-	2022
Zebra Small Cap Equity	C	2.04%	3,247	-	2022

Of these amounts, $12,483 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at February 28, 2019 for the Zebra Small Cap Equity Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Fund did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Zebra Small Cap Equity	$-	$130,345	$-	2019
Zebra Small Cap Equity	-	144,028	-	2020
Zebra Small Cap Equity	-	165,989	-	2021

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended February 28, 2019, RID collected $14,518 and $3,724 for The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 28, 2019, CDSC fees of $8 were collected for the Class A Shares of Zebra Small Cap Equity Fund. During the period ended February 28, 2019, there were no CDSC fees collected for Class A Shares of The London Company Income Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2019, CDSC fees of $1,826 were collected for Class C Shares of the The London Company Income Equity Fund. There were no CDSC fees collected for Class C Shares of the Zebra Small Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust’s, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

29

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/

30

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

31

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

32

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 28, 2019, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2019
The London Company Income Equity	198
Zebra Small Cap Equity	12

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

The London Company Income Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$1,828,468	$1,828,468

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(1,348,460)	$(1,348,460)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,550,418	$1,550,418

33

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Zebra Small Cap Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$30,239	$30,239

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(6,940)	$(6,940)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$21,122	$21,122

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2019.

The London Company Income Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2019:
	Assets	Liabilities
Futures Contracts(1)	$1,828,468	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,828,468	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,828,468)	$-

Zebra Small Cap Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2019:
	Assets	Liabilities
Futures Contracts(1)	$30,239	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$30,239	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(30,239)	$-

34

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of February 28, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$679,578	$-	$-	$-	$679,578

Total Borrowings	$679,578	$-	$-	$-	$679,578

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Dividend Risk

An issuer of stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

35

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In

36

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (“EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

37

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended February 28, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of February 28, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$806,538,095	$234,244,896	$(11,997,492)	$222,247,404
Zebra Small Cap Equity	70,806,120	8,672,899	(3,174,281)	5,498,618

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2018, The London Company Income Equity Fund utilized $1,879,996 short-term and $9,001,062 long-term post RIC MOD capital loss carryforwards. The Zebra Small Cap Equity Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended February 28, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$113,987,178	$141,184,916
Zebra Small Cap Equity	35,450,878	32,882,630

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2019 were as follows:

Fund	Type of Transaction	August 31, 2018 Shares/Fair Value	Purchases	Sales	February 28, 2019 Shares/Fair Value	Dividend Income
The London Company Income Equity	Direct	$12,019,169	$238,793,108	$209,134,680	$41,677,597	$364,294
Zebra Small Cap Equity	Direct	1,991,241	19,994,810	20,735,863	1,250,188	12,180
Zebra Small Cap Equity	Securities Lending	263,634	4,662,491	4,246,547	679,578	566

38

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Zebra Small Cap Equity	$656,807	$679,578	$-	$679,578

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

39

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

10. Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2019, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,703,261	$28,867,553	2,952,551	$49,665,918
Reinvestment of dividends	314,964	5,166,249	242,433	4,055,264
Shares redeemed	(2,340,241)	(41,007,087)	(3,752,899)	(63,426,927)

Net (decrease) in shares outstanding	(322,016)	$(6,973,285)	(557,915)	$(9,705,745)

	Y Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	6,289,113	$106,496,715	6,247,631	$104,772,964
Reinvestment of dividends	441,320	7,186,514	326,075	5,420,281
Shares redeemed	(4,196,309)	(71,513,892)	(16,195,313)	(273,348,174)

Net increase (decrease) in shares outstanding	2,534,124	$42,169,337	(9,621,607)	$(163,154,929)

40

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

	Investor Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	93,875	$1,578,114	973,829	$16,185,272
Reinvestment of dividends	38,322	624,424	33,490	557,430
Shares redeemed	(353,240)	(6,001,023)	(1,423,047)	(24,223,226)

Net (decrease) in shares outstanding	(221,043)	$(3,798,485)	(415,728)	$(7,480,524)

	A Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	382,675	$6,371,239	523,646	$8,710,107
Reinvestment of dividends	53,810	872,148	49,937	824,306
Shares redeemed	(603,655)	(10,508,259)	(3,165,632)	(52,521,462)

Net (decrease) in shares outstanding	(167,170)	$(3,264,872)	(2,592,049)	$(42,987,049)

	C Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	396,882	$6,580,764	477,965	$7,948,288
Reinvestment of dividends	75,413	1,199,886	35,277	578,683
Shares redeemed	(648,997)	(10,992,227)	(2,523,282)	(41,828,857)

Net (decrease) in shares outstanding	(176,702)	$(3,211,577)	(2,010,040)	$(33,301,886)

	Institutional Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	246,205	$3,731,452	524,926	$9,185,662
Reinvestment of dividends	83,251	1,074,766	38,165	630,864
Shares redeemed	(126,598)	(1,930,535)	(180,141)	(3,089,552)

Net increase in shares outstanding	202,858	$2,875,683	382,950	$6,726,974

	Y Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	925,407	$14,125,394	2,420,192	$41,602,291
Reinvestment of dividends	294,871	3,836,268	136,185	2,270,208
Shares redeemed	(875,966)	(13,446,478)	(1,116,700)	(19,525,772)

Net increase in shares outstanding	344,312	$4,515,184	1,439,677	$24,346,727

	Investor Class
	Year Ended February 28,
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	179,143	$2,762,106	256,249	$4,482,838
Reinvestment of dividends	66,208	845,481	36,917	606,174
Shares redeemed	(139,945)	(2,195,835)	(395,049)	(6,789,420)

Net increase (decrease) in shares outstanding	105,406	$1,411,752	(101,883)	$(1,700,408)

41

American Beacon FundsSM

Notes to Financial Statements

February 28, 2019 (Unaudited)

	A Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	47,602	$757,237	151,791	$2,597,027
Reinvestment of dividends	26,599	340,204	18,307	300,783
Shares redeemed	(110,627)	(1,697,129)	(317,426)	(5,514,879)

Net (decrease) in shares outstanding	(36,426)	$(599,688)	(147,328)	$(2,617,069)

	C Class
	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	18,918	$302,548	73,661	$1,193,317
Reinvestment of dividends	22,891	277,216	11,452	179,799
Shares redeemed	(35,966)	(507,087)	(38,764)	(621,696)

Net increase in shares outstanding	5,843	$72,677	46,349	$751,420

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

42

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.13		$16.13	$15.25	$13.85	$14.12	$11.80

Income (loss) from investment operations:
Net investment income	0.20		0.35	0.33	0.32	0.31	0.30
Net gains (losses) on investments (both realized and unrealized)	(0.16)		2.00	0.97	1.40	(0.14)	2.39

Total income (loss) from investment operations	0.04		2.35	1.30	1.72	0.17	2.69

Less distributions:
Dividends from net investment income	(0.21)		(0.35)	(0.32)	(0.32)	(0.32)	(0.28)
Distributions from net realized gains	(0.27)		–	(0.10)	–	(0.12)	(0.09)

Total distributions	(0.48)		(0.35)	(0.42)	(0.32)	(0.44)	(0.37)

Net asset value, end of period	$17.69		$18.13	$16.13	$15.25	$13.85	$14.12

Total returnA	0.48	%B	14.75%	8.64%	12.57%	1.08%	23.13%

Ratios and supplemental data:
Net assets, end of period	$228,712,142		$240,244,700	$222,730,033	$194,708,612	$137,006,660	$58,277,396
Ratios to average net assets:
Expenses, before reimbursements	0.72	%C	0.73%	0.74%	0.75%	0.75%	0.82%
Expenses, net of reimbursements	0.72	%C	0.73%	0.74%	0.77%	0.79%	0.79%
Net investment income, before expense reimbursements	2.31	%C	2.08%	2.12%	2.32%	2.35%	2.31%
Net investment income, net of reimbursements	2.31	%C	2.08%	2.12%	2.30%	2.30%	2.33%
Portfolio turnover rate	12	%B	16%	14%	20%	15%	10%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

43

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.04		$16.05	$15.17	$13.79	$14.06	$11.75

Income (loss) from investment operations:
Net investment income	0.19		0.34	0.32	0.32	0.31	0.28
Net gains (losses) on investments (both realized and unrealized)	(0.15)		1.99	0.97	1.37	(0.15)	2.39

Total income (loss) from investment operations	0.04		2.33	1.29	1.69	0.16	2.67

Less distributions:
Dividends from net investment income	(0.21)		(0.34)	(0.31)	(0.31)	(0.31)	(0.27)
Distributions from net realized gains	(0.27)		–	(0.10)	–	(0.12)	(0.09)

Total distributions	(0.48)		(0.34)	(0.41)	(0.31)	(0.43)	(0.36)

Net asset value, end of period	$17.60		$18.04	$16.05	$15.17	$13.79	$14.06

Total returnA	0.45	%B	14.69%	8.60%	12.42%	1.03%	23.05%

Ratios and supplemental data:
Net assets, end of period	$602,908,870		$572,315,652	$663,588,078	$582,952,334	$364,477,089	$122,714,756
Ratios to average net assets:
Expenses, before reimbursements	0.79	%C	0.79%	0.81%	0.82%	0.83%	0.89%
Expenses, net of reimbursements	0.79	%C	0.79%	0.81%	0.82%	0.84%	0.89%
Net investment income, before expense reimbursements	2.26	%C	2.00%	2.04%	2.24%	2.27%	2.24%
Net investment income, net of reimbursements	2.26	%C	2.00%	2.04%	2.24%	2.26%	2.25%
Portfolio turnover rate	12	%B	16%	14%	20%	15%	10%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

44

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.06		$16.07	$15.19	$13.81	$14.08	$11.76

Income (loss) from investment operations:
Net investment income	0.17		0.30	0.28	0.28	0.28	0.26
Net gains (losses) on investments (both realized and unrealized)	(0.16)		1.98	0.97	1.37	(0.17)	2.39

Total income (loss) from investment operations	0.01		2.28	1.25	1.65	0.11	2.65

Less distributions:
Dividends from net investment income	(0.18)		(0.29)	(0.27)	(0.27)	(0.26)	(0.24)
Distributions from net realized gains	(0.27)		–	(0.10)	–	(0.12)	(0.09)

Total distributions	(0.45)		(0.29)	(0.37)	(0.27)	(0.38)	(0.33)

Net asset value, end of period	$17.62		$18.06	$16.07	$15.19	$13.81	$14.08

Total returnA	0.32	%B	14.37%	8.33%	12.13%	0.71%	22.83%

Ratios and supplemental data:
Net assets, end of period	$23,756,834		$28,343,428	$31,897,528	$29,208,149	$20,564,814	$16,549,654
Ratios to average net assets:
Expenses, before reimbursements	1.06	%C	1.05%	1.05%	1.06%	1.04%	1.06%
Expenses, net of reimbursements	1.06	%C	1.05%	1.05%	1.06%	1.16%	1.10%
Net investment income, before expense reimbursements	1.96	%C	1.75%	1.79%	2.01%	2.04%	2.06%
Net investment income, net of reimbursements	1.96	%C	1.75%	1.79%	2.01%	1.93%	2.02%
Portfolio turnover rate	12	%B	16%	14%	20%	15%	10%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

45

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$17.96		$15.98	$15.11	$13.73	$14.00	$11.70

Income (loss) from investment operations:
Net investment income	0.17		0.31	0.27	0.27	0.27	0.24
Net gains (losses) on investments (both realized and unrealized)	(0.16)		1.96	0.96	1.38	(0.16)	2.37

Total income (loss) from investment operations	0.01		2.27	1.23	1.65	0.11	2.61

Less distributions:
Dividends from net investment income	(0.18)		(0.29)	(0.26)	(0.27)	(0.26)	(0.22)
Distributions from net realized gains	(0.27)		–	(0.10)	–	(0.12)	(0.09)

Total distributions	(0.45)		(0.29)	(0.36)	(0.27)	(0.38)	(0.31)

Net asset value, end of period	$17.52		$17.96	$15.98	$15.11	$13.73	$14.00

Total returnA	0.31	%B	14.41%	8.24%	12.14%	0.71%	22.58%

Ratios and supplemental data:
Net assets, end of period	$56,052,334		$60,465,593	$95,206,378	$94,705,221	$72,363,106	$31,579,315
Ratios to average net assets:
Expenses, before reimbursements	1.07	%C	1.03%	1.12%	1.13%	1.13%	1.28%
Expenses, net of reimbursements	1.07	%C	1.03%	1.12%	1.13%	1.17%	1.27%
Net investment income, before expense reimbursements	1.96	%C	1.75%	1.73%	1.94%	1.96%	1.85%
Net investment income, net of reimbursements	1.96	%C	1.75%	1.73%	1.94%	1.92%	1.86%
Portfolio turnover rate	12	%B	16%	14%	20%	15%	10%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

46

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$17.83		$15.87	$15.01	$13.65	$13.93	$11.66

Income (loss) from investment operations:
Net investment income	0.10		0.16	0.15	0.17	0.18	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.16)		1.97	0.96	1.36	(0.17)	2.35

Total income (loss) from investment operations	(0.06)		2.13	1.11	1.53	0.01	2.50

Less distributions:
Dividends from net investment income	(0.12)		(0.17)	(0.15)	(0.17)	(0.17)	(0.14)
Distributions from net realized gains	(0.27)		–	(0.10)	–	(0.12)	(0.09)

Total distributions	(0.39)		(0.17)	(0.25)	(0.17)	(0.29)	(0.23)

Net asset value, end of period	$17.38		$17.83	$15.87	$15.01	$13.65	$13.93

Total returnA	(0.10	)%B	13.53%	7.42%	11.28%	(0.04)%	21.69%

Ratios and supplemental data:
Net assets, end of period	$126,141,847		$132,511,310	$149,848,432	$185,308,648	$122,804,166	$46,638,516
Ratios to average net assets:
Expenses, before reimbursements	1.83	%C	1.81%	1.86%	1.87%	1.88%	2.02%
Expenses, net of reimbursements	1.83	%C	1.81%	1.86%	1.87%	1.89%	2.01%
Net investment income, before expense reimbursements	1.21	%C	0.98%	0.97%	1.20%	1.22%	1.11%
Net investment income, net of reimbursements	1.21	%C	0.98%	0.97%	1.20%	1.21%	1.12%
Portfolio turnover rate	12	%B	16%	14%	20%	15%	10%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

47

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.32		$16.04	$14.07	$14.21	$14.36	$13.66

Income (loss) from investment operations:
Net investment income	0.08		0.11	0.24	0.18	0.13	0.14
Net gains (losses) on investments (both realized and unrealized)	(1.35)		3.44	1.90	1.15	(0.03)	2.12

Total income (loss) from investment operations	(1.27)		3.55	2.14	1.33	0.10	2.26

Less distributions:
Dividends from net investment income	(0.09)		(0.03)	(0.17)	(0.06)	(0.04)	–
Distributions from net realized gains	(1.48)		(1.24)	–	(1.41)	(0.21)	(1.56)

Total distributions	(1.57)		(1.27)	(0.17)	(1.47)	(0.25)	(1.56)

Net asset value, end of period	$15.48		$18.32	$16.04	$14.07	$14.21	$14.36

Total returnA	(5.23	)%B	22.98%	15.25%	10.46%	0.68%	16.67%

Ratios and supplemental data:
Net assets, end of period	$13,051,190		$11,722,213	$4,122,461	$2,305,284	$1,764,526	$1,606,024
Ratios to average net assets:
Expenses, before reimbursements	1.19	%C	1.23%	1.36%	1.53%	1.56%	1.64%
Expenses, net of reimbursementsD	0.89	%C	0.90%	0.89%	0.89%	1.00%	0.99%
Net investment income, before expense reimbursements	0.80	%C	0.30%	0.80%	0.34%	0.17%	0.33%
Net investment income, net of reimbursements	1.10	%C	0.64%	1.26%	0.97%	0.73%	0.99%
Portfolio turnover rate	47	%B	74%	77%	50%	97%	76%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

48

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.45		$16.17	$14.20	$14.33	$14.50	$13.79

Income (loss) from investment operations:
Net investment income	0.08		0.08	0.15	0.12	0.10	0.56
Net gains (losses) on investments (both realized and unrealized)	(1.36)		3.47	1.99	1.22	(0.02)	1.71

Total income (loss) from investment operations	(1.28)		3.55	2.14	1.34	0.08	2.27

Less distributions:
Dividends from net investment income	(0.09)		(0.03)	(0.17)	(0.06)	(0.04)	–
Distributions from net realized gains	(1.48)		(1.24)	–	(1.41)	(0.21)	(1.56)

Total distributions	(1.57)		(1.27)	(0.17)	(1.47)	(0.25)	(1.56)

Net asset value, end of period	$15.60		$18.45	$16.17	$14.20	$14.33	$14.50

Total returnA	(5.24	)%B	22.79%	15.11%	10.44%	0.54%	16.59%

Ratios and supplemental data:
Net assets, end of period	$45,823,825		$47,832,660	$18,631,514	$10,988,456	$9,795,860	$8,168,361
Ratios to average net assets:
Expenses, before reimbursements	1.21	%C	1.27%	1.41%	1.58%	1.61%	1.65%
Expenses, net of reimbursementsD	0.99	%C	1.00%	0.99%	0.99%	1.10%	1.09%
Net investment income, before expense reimbursements	0.77	%C	0.26%	0.54%	0.28%	0.12%	0.19%
Net investment income, net of reimbursements	0.99	%C	0.54%	0.96%	0.87%	0.64%	0.75%
Portfolio turnover rate	47	%B	74%	77%	50%	97%	76%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

49

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018	2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.14		$15.95	$14.05	$14.22	$14.39	$13.73

Income (loss) from investment operations:
Net investment income	0.08		0.02	0.14	0.28	0.01	0.10
Net gains (losses) on investments (both realized and unrealized)	(1.36)		3.43	1.93	1.00	0.04	2.12

Total income (loss) from investment operations	(1.28)		3.45	2.07	1.28	0.05	2.22

Less distributions:
Dividends from net investment income	(0.07)		(0.02)	(0.17)	(0.04)	(0.01)	–
Distributions from net realized gains	(1.48)		(1.24)	–	(1.41)	(0.21)	(1.56)

Total distributions	(1.55)		(1.26)	(0.17)	(1.45)	(0.22)	(1.56)

Net asset value, end of period	$15.31		$18.14	$15.95	$14.05	$14.22	$14.39

Total returnA	(5.34	)%B	22.47%	14.77%	10.07%	0.29%	16.27%

Ratios and supplemental data:
Net assets, end of period	$10,388,339		$10,398,506	$10,766,976	$7,620,538	$2,573,002	$3,003,670
Ratios to average net assets:
Expenses, before reimbursements	1.50	%C	1.44%	1.58%	1.74%	1.82%	1.86%
Expenses, net of reimbursementsD	1.27	%C	1.28%	1.27%	1.27%	1.37%	1.37%
Net investment income (loss), before expense reimbursements	0.49	%C	0.08%	0.41%	0.09%	(0.12)%	0.15%
Net investment income, net of reimbursements	0.72	%C	0.24%	0.72%	0.56%	0.33%	0.64%
Portfolio turnover rate	47	%B	74%	77%	50%	97%	76%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

50

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$18.15		$15.96		$14.06	$14.22	$14.40	$13.75

Income (loss) from investment operations:
Net investment income	0.02		0.03	A	0.16	0.10	0.05	0.48
Net gains (losses) on investments (both realized and unrealized)	(1.30)		3.42		1.91	1.18	-	1.73

Total income (loss) from investment operations	(1.28)		3.45		2.07	1.28	0.05	2.21

Less distributions:
Dividends from net investment income	(0.06)		(0.02)		(0.17)	(0.03)	(0.02)	-
Distributions from net realized gains	(1.48)		(1.24)		-	(1.41)	(0.21)	(1.56)

Total distributions	(1.54)		(1.26)		(0.17)	(1.44)	(0.23)	(1.56)

Net asset value, end of period	$15.33		$18.15		$15.96	$14.06	$14.22	$14.40

Total returnB	(5.36	)%C	22.43%		14.76%	10.04%	0.29%	16.17%

Ratios and supplemental data:
Net assets, end of period	$3,717,733		$5,063,046		$6,801,568	$5,212,114	$4,797,155	$4,894,024
Ratios to average net assets:
Expenses, before reimbursements	1.52	%D	1.54%		1.73%	1.90%	1.94%	2.05%
Expenses, net of reimbursementsE	1.29	%D	1.29%		1.29%	1.29%	1.40%	1.47%
Net investment income (loss), before expense reimbursements	0.44	%D	(0.04)%		0.28%	(0.04)%	(0.21)%	(0.14)%
Net investment income, net of reimbursements	0.67	%D	0.20%		0.71%	0.57%	0.33%	0.45%
Portfolio turnover rate	47	%C	74%		77%	50%	97%	76%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

51

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28,		Year Ended August 31,

	2019		2018		2017	2016	2015	2014

	(unaudited)
Net asset value, beginning of period	$17.26		$15.32		$13.53	$13.81	$14.08	$13.57

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)A B	(0.09	)A	0.03	0.10	(0.07)	0.33
Net gains (losses) on investments (both realized and unrealized)	(1.28)		3.27		1.86	1.03	0.01	1.74

Total income (loss) from investment operations	(1.28)		3.18		1.89	1.13	(0.06)	2.07

Less distributions:
Dividends from net investment income	-		-		(0.10)	-	-	-
Distributions from net realized gains	(1.48)		(1.24)		-	(1.41)	(0.21)	(1.56)

Total distributions	(1.48)		(1.24)		(0.10)	(1.41)	(0.21)	(1.56)

Net asset value, end of period	$14.50		$17.26		$15.32	$13.53	$13.81	$14.08

Total returnC	(5.71	)%D	21.55%		13.97%	9.17%	(0.48)%	15.29%

Ratios and supplemental data:
Net assets, end of period	$2,845,510		$3,286,562		$2,207,090	$1,838,434	$1,398,217	$1,468,876
Ratios to average net assets:
Expenses, before reimbursements	2.27	%E	2.29%		2.47%	2.65%	2.69%	2.81%
Expenses, net of reimbursementsF	2.04	%E	2.05%		2.04%	2.04%	2.15%	2.22%
Net investment (loss), before expense reimbursements	(0.27	)%E	(0.78)%		(0.42)%	(0.78)%	(0.96)%	(0.89)%
Net investment income (loss), net of reimbursements	(0.04	)%E	(0.53)%		0.01%	(0.18)%	(0.41)%	(0.30)%
Portfolio turnover rate	47	%D	74%		77%	50%	97%	76%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

52

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month for the London Company Income Equity Fund and sixty days after the end of each quarter for the Zebra Small Cap Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 2/19

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: May 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds
Date: May 8, 2019

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds
Date: May 8, 2019